PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.7%
Asset-Backed Securities 14.1%
Cayman Islands 8.6%
Anchorage Capital CLO LLC, Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.745%(c)	04/15/32	10,000	$ 9,961,069
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.648 (c)	07/22/32	20,000	19,560,302
ArrowMark Colorado Holdings, Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.555 (c)	07/15/29	500	492,767
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.342 (c)	07/18/30	5,500	5,350,443
Benefit Street Partners CLO Ltd.,
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	07/15/29	1,249	1,233,809
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	10/15/30	750	737,260

BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.687 (c)	08/20/32	11,000	10,756,579
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623 (c)	01/17/28	4,000	3,820,259
Canyon Capital CLO Ltd., Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	04/15/29	3,750	3,695,459
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.298 (c)	04/30/31	15,000	14,677,197
Carlyle Global Market Strategies CLO Ltd., Series 2016-03A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.292 (c)	10/20/29	5,468	5,368,028
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.292 (c)	04/20/31	12,500	12,205,634
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.632 (c)	10/20/32	25,000	24,740,823
Elevation CLO Ltd., Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	1.942 (c)	04/18/27	10,000	9,846,565

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Greywolf CLO Ltd., Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.548%(c)	04/15/33	14,000	$ 13,638,164
KVK CLO Ltd., Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027 (c)	05/20/29	5,000	4,779,967
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.625 (c)	10/15/32	10,000	9,828,581
Mariner CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.355 (c)	04/25/31	6,250	6,137,652
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.392 (c)	07/19/28	8,000	7,896,444
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027 (c)	02/20/31	2,000	1,901,165
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.422 (c)	07/20/31	2,000	1,960,200

Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.055 (c)	07/15/31	5,750	5,466,038
OCP CLO Ltd., Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.602 (c)	07/20/32	5,000	4,939,542
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.023 (c)	04/17/31	2,000	1,926,940
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.322 (c)	04/20/31	5,000	4,839,963
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.662 (c)	07/20/32	8,000	7,832,014

Pikes Peak CLO, Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.645 (c)	07/15/32	18,000	17,726,621
Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.417 (c)	02/20/30	8,610	8,479,453
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.574 (c)	05/07/31	5,000	4,855,704

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd., (cont’d.)
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.174%(c)	05/07/31	6,500	$ 6,177,929
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.822 (c)	04/20/29	10,000	9,547,503

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.512 (c)	07/20/30	500	492,086
Sound Point CLO Ltd.,
Series 2016-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.072 (c)	10/20/28	3,000	2,925,155
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.406 (c)	01/23/29	8,000	7,883,845
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492 (c)	10/20/30	500	488,956
TCW CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.300 (c)	07/29/29	20,000	19,615,368
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.295 (c)	04/25/31	15,000	14,674,614
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	4.360 (c)	04/20/28	17,250	17,165,259

Telos CLO Ltd., Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.573 (c)	07/17/26	450	448,598
TIAA CLO Ltd., Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.472 (c)	07/20/31	2,000	1,945,196
TICP CLO Ltd., Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.572 (c)	07/20/27	5,188	5,019,731
Trinitas CLO Ltd., Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.675 (c)	07/15/27	5,000	4,854,670
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.775 (c)	04/15/29	3,700	3,567,897
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.215 (c)	04/25/31	4,500	4,366,304

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.423%(c)	01/17/31		2,500	$ 2,438,255
York CLO Ltd., Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.408 (c)	01/22/31		5,000	4,923,868
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.465 (c)	07/15/31		8,500	8,410,845
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.645 (c)	07/15/29		4,173	4,102,517
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.565 (c)	04/15/30		738	716,887
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.225 (c)	04/15/29		7,098	6,839,285
					351,259,410
Ireland 1.2%
Anchorage Capital Europe CLO, Series 01X, Class A2	1.500	01/15/31	EUR	8,250	9,685,859
Arbour CLO DAC, Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	4,000	4,667,737
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,761,416
Carlyle Euro CLO Ltd., Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.400 (c)	08/15/32	EUR	8,000	9,187,077
Hayfin Emerald CLO DAC, Series 02A, Class B2, 144A	2.650	05/27/32	EUR	4,000	4,701,900
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,486,840
St Paul’s CLO DAC,
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750 (c)	10/15/30	EUR	11,000	12,760,173
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,176,183
					47,427,185

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Spain 0.2%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900%(c)	04/16/23	EUR	7,207	$ 7,980,550
United States 4.1%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872 (c)	06/25/34		658	636,437
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	1.132 (c)	04/25/35		104	104,731
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)	2.827 (c)	08/25/32		434	432,294
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	3.022 (c)	08/25/32		237	235,789

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	0.892 (c)	10/25/35		245	244,913
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.456 (c)	05/17/31		15,000	14,592,120
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.972 (c)	05/25/34		151	150,415
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	0.772 (c)	05/25/33		782	755,332
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	07/25/34		625	609,226
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.522 (c)	10/25/37		945	945,494
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50		5,800	5,869,324
Countrywide Asset-Backed Certificates, Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.672 (c)	03/25/33		93	92,901

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125%(cc)	07/25/58	2,665	$ 2,675,389
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	9,500	9,546,828
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.240%)	0.652 (c)	01/25/34	625	590,383
Ford Credit Auto Owner Trust, Series 2020-01, Class A, 144A	2.040	08/15/31	2,700	2,794,504
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060	11/15/30	5,000	5,418,162
Series 2019-03, Class A1	2.230	09/15/24	4,200	4,316,299
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	— (p)	02/25/43	3,430	2,832,399
Series 2018-C, Class A, 144A	— (p)	08/25/43	2,344	2,425,367
Series 2019-A, Class R, 144A	— (p)	10/25/48	6,022	401,022
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	1,494	1,519,338
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	1,804	1,823,992
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	2,895	2,894,663
Series 2019-SL01, Class A, 144A	4.000 (cc)	12/28/54	943	949,593

Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,304,990
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	0.792 (c)	08/25/33	710	686,011
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.027 (c)	07/25/34	137	129,565

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	2.171 (c)	05/02/22	4,798	4,654,054
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,799,338
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072 (c)	04/25/34	1,330	1,307,440
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.372 (c)	08/25/35	46	45,738
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	09/25/33	126	122,683

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.490%)	1.152%(c)	02/25/33	189	$ 185,218
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 144A	1.690	05/15/69	7,700	7,754,035
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class D, 144A	3.420	10/15/24	700	702,264
Series 2017-02A, Class E, 144A	4.740	11/14/25	1,000	1,003,931
Series 2019-01A, Class A, 144A	3.630	09/14/27	5,900	6,357,020
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,393,469

OneMain Financial Issuance Trust, Series 2017-01A, Class C, 144A	3.350	09/14/32	400	395,387
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	1,330	1,334,591
Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	2,450	2,467,104
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24	1,500	1,503,857
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,046,153
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	0.832 (c)	11/25/33	701	665,911
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.522 (c)	04/25/23	4,290	4,136,120
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022 (c)	02/25/23	1,020	994,699
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	08/25/25	2,300	2,195,004
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	— (p)	12/15/45	9,358	9,809,503
Series 2019-D, Class 1PT, 144A	2.585 (cc)	01/16/46	10,156	10,527,756
Series 2019-F, Class PT1, 144A	1.870 (cc)	02/15/45	12,325	12,481,029

SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 144A	1.950	02/15/46	4,466	4,563,112
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.422 (c)	11/29/24	8,733	8,617,533

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)^	3.922%(c)	11/29/24		4,463	$ 4,507,255
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30		800	777,567
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972 (c)	06/25/24		9,330	8,745,374
					169,070,626

Total Asset-Backed Securities (cost $581,345,186)					575,737,771
Bank Loans 0.4%
France 0.0%
Ceva Sante Animale SA, Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750 (c)	04/13/26	EUR	1,575	1,824,608
Germany 0.1%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250 (c)	03/31/28	EUR	3,265	3,538,326
United Kingdom 0.3%
BBD Bidco Ltd., Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	5.451 (c)	11/13/26	GBP	2,125	2,555,618
Froneri Finco SARL, Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750 (c)	01/31/28	EUR	6,400	7,472,915
Richmond UK Bidco Ltd., Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975 (c)	03/03/24	GBP	72	84,288
					10,112,821
United States 0.0%
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000% (Cap N/A, Floor 10.000%)	9.000 (c)	06/24/24		3,575	1,748,175

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

Total Bank Loans (cost $18,587,969)					17,223,930
Commercial Mortgage-Backed Securities 6.5%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	2,285	$ 1,764,230
United Kingdom 0.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.581 (c)	01/23/29	GBP	500	641,021
United States 6.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100 (cc)	05/15/35		1,000	817,123
Series 2018-20TS, Class H, 144A	3.100 (cc)	05/15/35		1,000	781,949
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,837,741
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,696,398
Series 2017-BNK07, Class A4	3.175	09/15/60		5,000	5,528,753
Series 2017-BNK09, Class A3	3.279	11/15/54		3,000	3,306,369
Series 2019-BN21, Class A3	2.458	10/17/52		6,293	6,696,079
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		5,000	5,476,174
Series 2018-B03, Class A3	3.746	04/10/51		7,200	7,960,166
Series 2020-B17, Class A4	2.042	03/15/53		6,200	6,480,830
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175 (c)	10/15/36		3,133	3,061,958
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.475 (c)	10/15/36		3,227	3,146,653
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825 (c)	10/15/36		14,676	14,283,795
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.175 (c)	12/15/36		3,796	3,696,813

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52		16,531	17,046,661
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840 (cc)	04/15/25		9,485	9,985,179

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.439%(cc)	05/10/47	27,500	$ 445,200
Series 2016-GC37, Class XB, IO	0.687 (cc)	04/10/49	33,868	1,217,443
Series 2016-P04, Class XB, IO	1.345 (cc)	07/10/49	9,100	637,112
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,102,070
Series 2018-B02, Class A3	3.744	03/10/51	7,500	8,593,381
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.848 (cc)	05/15/45	3,370	84,129
Series 2014-UBS04, Class XB, IO, 144A	0.214 (cc)	08/10/47	50,000	424,045
Series 2015-CR24, Class A4	3.432	08/10/48	3,961	4,329,905

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.325 (c)	05/15/36	14,125	13,776,806
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,491,283
Series 2019-C17, Class A3	2.769	09/15/52	12,444	13,260,304
DBJPM Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,532,818
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,706,169

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808 (cc)	12/10/36	3,000	2,844,150
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555 (cc)	09/10/35	500	524,705
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.591 (cc)	03/25/22	8,838	188,867
Series K020, Class X1, IO	1.361 (cc)	05/25/22	10,140	203,288
Series K025, Class X1, IO	0.808 (cc)	10/25/22	18,035	267,735
Series K037, Class X1, IO	0.964 (cc)	01/25/24	10,347	285,307
Series K043, Class X1, IO	0.532 (cc)	12/25/24	12,074	248,424
Series K049, Class X1, IO	0.597 (cc)	07/25/25	40,558	1,038,166
Series K052, Class X1, IO	0.657 (cc)	11/25/25	12,135	359,035
Series K053, Class X1, IO	0.887 (cc)	12/25/25	45,369	1,876,999
Series K054, Class X1, IO	1.171 (cc)	01/25/26	30,736	1,701,678
Series K058, Class X1, IO	0.926 (cc)	08/25/26	41,209	2,008,380
Series K090, Class X1, IO	0.705 (cc)	02/25/29	22,980	1,271,515
Series K111, Class X1, IO	1.682 (cc)	05/25/30	29,450	3,831,012
Series K113, Class X1, IO	1.490 (cc)	06/25/30	92,320	10,694,256
Series K717, Class X1, IO	0.469 (cc)	09/25/21	10,787	34,097
Series Q001, Class XA, IO	2.202 (cc)	02/25/32	6,392	728,266
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.436 (cc)	04/10/47	30,000	463,761

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
GS Mortgage Securities Trust, (cont’d.)
Series 2014-GC22, Class XB, IO	0.299%(cc)	06/10/47	35,000	$ 458,546
Series 2014-GC24, Class XB, IO	0.021 (cc)	09/10/47	83,262	60,490
Series 2014-GC26, Class XB, IO	0.296 (cc)	11/10/47	56,483	774,173
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,887,930

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,578,239
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,708,124
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,862,106
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,426,894

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	10,000	10,308,220
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941 (cc)	02/12/40	3,775	3,310,405
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,296,160
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	373	384,683
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,771,154
Series 2019-MEAD, Class E, 144A	3.177 (cc)	11/10/36	1,700	1,196,666
Series 2020-HR08, Class XB, IO	1.004 (cc)	07/15/53	54,413	4,277,553
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	6,500	7,184,455
Series 2017-C06, Class A3	3.581	12/15/50	5,000	5,400,075
Series 2017-C07, Class A3	3.418	12/15/50	4,400	4,910,262

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	1.297 (cc)	05/10/63	4,269	87,328
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.935 (cc)	07/15/48	24,000	1,193,052
Series 2016-LC24, Class XB, IO	1.011 (cc)	10/15/49	20,910	1,119,954
Series 2017-C40, Class A3	3.317	10/15/50	2,600	2,863,015
Series 2018-C43, Class A3	3.746	03/15/51	8,350	9,422,532
				260,454,963

Total Commercial Mortgage-Backed Securities (cost $251,742,790)				262,860,214

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 32.7%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700%	03/18/24	CNH	2,000	$ 293,108
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	4.350	01/19/21	CNH	8,770	1,264,907
Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,131,784
					4,689,799
Belgium 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	5,319,698
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,000	11,966,892
Gtd. Notes	6.625	01/16/34	GBP	2,100	2,881,599
Gtd. Notes, EMTN	6.250	12/14/26	GBP	5,743	8,090,287

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	222,520
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	21,838	4,798,760
					27,960,058
Canada 0.6%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	49,387
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	64,581
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	72,388
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	3,278,480
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,335	1,065,991
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,120,409
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,185,614

Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,322,362
Hydro-Quebec,
Local Gov’t. Gtd. Notes	9.400	02/01/21		730	762,329

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Hydro-Quebec, (cont’d.)
Local Gov’t. Gtd. Notes, MTN	6.000%	02/15/40	CAD	1,000	$ 1,266,890
Local Gov’t. Gtd. Notes, MTN	8.400	03/28/25		654	878,305
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	967,721
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,728,830
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		500	888,646

Kinross Gold Corp., Gtd. Notes(a)	5.950	03/15/24		1,000	1,136,095
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		1,225	1,089,962
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,432,294
Nutrien Ltd.,
Sr. Unsec’d. Notes(a)	3.375	03/15/25		1,450	1,607,920
Sr. Unsec’d. Notes(a)	4.200	04/01/29		490	579,649
Sr. Unsec’d. Notes	6.125	01/15/41		25	34,292

Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	584,199
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	3.005	05/30/23	CAD	1,000	794,322
					25,910,666
China 1.0%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	10,707,655
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,250	3,341,594
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,266,519
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	862,806
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	715,657
Sr. Unsec’d. Notes, EMTN	4.650	03/05/21	CNH	2,000	289,322
China Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,181,879
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	713,357
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,366,576
Unsec’d. Notes	1.860	04/09/23	CNH	10,000	1,387,987

China Development Bank Corp., Certificate of Deposit	3.200	09/28/21	CNH	9,000	1,299,948
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	5,500	6,519,599

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)

Sinochem Offshore Capital Co. Ltd., Gtd. Notes, EMTN	4.400%	02/14/21	CNH	10,840	$ 1,565,486
Sinopec Century Bright Capital Investment Ltd., Gtd. Notes	4.500	10/31/21	CNH	10,000	1,462,375
					41,680,760
Denmark 0.0%
Danske Bank A/S, Sr. Unsec’d. Notes, 144A	3.244 (ff)	12/20/25		1,095	1,167,729
France 1.8%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	9,798,764
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		4,800	5,237,501
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	11,292
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	279,323

Credit Agricole Assurances SA, Sub. Notes	4.250 (ff)	—(rr)	EUR	2,000	2,568,611
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	1,000	1,405,315
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	769,039
Loxam SAS,
Sr. Sec’d. Notes(a)	2.875	04/15/26	EUR	5,200	5,580,256
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,100	1,180,439
Sr. Sub. Notes	4.500	04/15/27	EUR	3,800	3,928,087
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	4,100	4,249,783
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,100	1,137,078
SNCF Reseau,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	6,100	6,160,123
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,774,529
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		18,960	19,602,086
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		5,055	5,456,653
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,801,815
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	170,823

Societe Nationale SNCF SA, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,736,197
					73,847,714

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany 0.6%
BMW Finance NV, Gtd. Notes, EMTN	4.250%	10/18/20	CNH	5,000	$ 717,877
Daimler International Finance BV,
Gtd. Notes	4.800	04/09/21	CNH	5,000	724,244
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	143,347
Gtd. Notes, EMTN	3.780	03/22/22	CNH	2,000	289,125
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,327,880

Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	742,388
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	3,199,514
Sr. Unsec’d. Notes	4.250	02/04/21		2,760	2,796,626
Unsec’d. Notes	4.550 (s)	11/07/22		1,814	1,736,610

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	188,919
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	3,350	3,891,637
Vertical Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	5,090,511
Volkswagen International Finance NV,
Gtd. Notes	2.700 (ff)	—(rr)	EUR	1,000	1,166,236
Gtd. Notes	3.750 (ff)	—(rr)	EUR	500	592,634
					23,607,548
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	4,000	4,998,664
Hong Kong Mortgage Corp. Ltd. (The),
Sr. Unsec’d. Notes, EMTN	2.310	04/12/21	HKD	2,000	260,676
Sr. Unsec’d. Notes, EMTN	4.050	11/06/20	CNH	38,000	5,456,011
					10,715,351
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		400	404,899
Iceland 0.1%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	— (p)	07/24/26	EUR	5,000	5,700,529

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.0%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	1,050	$ 1,227,829
Indonesia 0.2%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	535,157
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	7,804,043
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,134,376
					9,473,576
Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	7.875	12/15/26		1,750	2,277,622
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,531,565
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	100,000	1,034,916
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		4,500	5,967,775
					12,811,878
Italy 0.2%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	1,000	1,194,758
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500 (ff)	10/27/47	EUR	2,075	2,862,754
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,564,485
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	320,786

Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	1,980	2,495,605
					9,438,388
Jamaica 0.1%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,500	2,527,572
Japan 0.2%
Central Nippon Expressway Co. Ltd., Sr. Unsec’d. Notes, EMTN	1.873	09/26/24	AUD	2,600	1,906,505

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Japan (cont’d.)
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250%	04/22/33	GBP	1,500	$ 2,944,848
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes(a)	2.801	07/18/24		2,100	2,252,437
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	793,861
					7,897,651
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	3,300	3,767,382
Gtd. Notes	3.638	06/20/22	CHF	4,000	4,508,108
					8,275,490
Luxembourg 0.5%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	6,300	7,234,560
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	11,483,428

Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	1,489	1,736,428
					20,454,416
Mexico 0.8%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	12,020	12,673,972
Gtd. Notes	4.750	02/26/29	EUR	300	298,748
Gtd. Notes	6.500	01/23/29		480	442,852
Gtd. Notes	6.840	01/23/30		525	487,167
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,335,524
Gtd. Notes, EMTN	3.750	02/21/24	EUR	4,200	4,629,492
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	324,432
Gtd. Notes, EMTN	3.750	04/16/26	EUR	3,057	3,191,381
Gtd. Notes, EMTN	4.875	02/21/28	EUR	4,600	4,703,573
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,874,022
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	711,251
					30,672,414

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750%	07/28/25		500	$ 562,622
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	894,091
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	1,981,804
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,459,726
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	565,370
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	336,907
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	537,914
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,608,113
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,552,383
Sr. Unsec’d. Notes, MTN	3.158 (s)	04/05/28	CAD	700	474,921

ING Groep NV, Sr. Unsec’d. Notes(a)	4.050	04/09/29		2,815	3,369,491
Nouryon Holding BV, Gtd. Notes	6.500	10/01/26	EUR	1,590	1,919,764
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150	05/01/27		575	624,771
Gtd. Notes, 144A	3.400	05/01/30		725	801,225
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	361,597
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,297,162

Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	6,751,772
					28,099,633
Norway 0.3%
Equinor ASA, Gtd. Notes	2.875	04/06/25		9,650	10,563,691
Peru 0.1%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		106	129,635
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077 (s)	06/02/25		1,624	1,508,250
					1,637,885
Philippines 0.0%
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		200	249,667

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.2%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375%	06/01/25	EUR	500	$ 617,423
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	755,338
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	5,940,223
					7,312,984
Portugal 0.2%
CP-Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	4,000	6,619,939
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,240,482
					7,860,421
Qatar 0.2%
QNB Finance Ltd.,
Gtd. Notes, EMTN	4.350	01/29/22	CNH	8,310	1,202,393
Gtd. Notes, EMTN	5.100	03/08/21	CNH	29,300	4,244,852
Gtd. Notes, EMTN	5.100	05/14/21	CNH	7,360	1,070,983
Gtd. Notes, EMTN	5.200	06/07/21	CNH	10,000	1,457,251
Gtd. Notes, EMTN	5.250	06/21/21	CNH	3,970	579,371
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	667,773
					9,222,623
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,117,588
Sr. Unsec’d. Notes	2.750	11/30/21	CHF	1,200	1,352,311
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,030	9,703,891
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	2,000	2,626,392
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	6,800	7,284,093
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	1,300	1,380,604
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	750	1,327,310
					24,792,189
South Africa 0.1%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,360,203
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		3,200	3,224,184

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa (cont’d.)

Sasol Financing International Ltd., Gtd. Notes	4.500%	11/14/22		800	$ 761,595
					5,345,982
South Korea 0.3%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,301,399
Korea Expressway Corp., Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,345,689
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	279,068
KT Corp., Sr. Unsec’d. Notes	0.220	07/19/22	JPY	100,000	936,488
					9,862,644
Spain 0.1%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	534,936
Banco Santander SA, Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,446,256
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A	7.625	11/01/21		2,000	1,220,000
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	510	600,784
					4,801,976
Supranational Bank 1.2%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	317,937
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,649,342
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	790,765
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,400,439
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,483,721
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,186,735
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500	09/01/23	AUD	400	280,672
Sr. Unsec’d. Notes, GMTN	0.500	11/21/23	AUD	1,200	848,117
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,129,770
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,500	1,597,084

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank, (cont’d.)
Sr. Unsec’d. Notes, 144A, EMTN	5.400%	01/05/45	CAD	4,200	$ 5,306,367
Sr. Unsec’d. Notes, 144A, MTN	2.437 (s)	05/28/37	CAD	4,000	2,198,508
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,777,029
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	568,401
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	859,657
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,912,358
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,966,833
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,211,260
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,182,880
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	585,598
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	555,205
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	117,000,000	8,267,034
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	130,285
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	106,156
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	813,126
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	141,676
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	249,314
Sr. Unsec’d. Notes, MTN	1.400 (cc)	10/20/26		18	18,158

International Finance Corp., Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	918,322
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,536,164
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		198	205,328
					50,194,241
Switzerland 0.4%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593 (ff)	09/11/25		1,390	1,454,568
Sr. Unsec’d. Notes, 144A(a)	4.207 (ff)	06/12/24		2,850	3,092,833
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,388,137

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,116,733
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859 (ff)	08/15/23		990	1,029,852
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		1,100	1,153,376
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,872,729
					14,108,228

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200%	03/17/31	JPY	100,000	$ 708,050
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	1,100	1,261,774
United Arab Emirates 1.1%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes	3.625	01/12/23		1,000	1,060,598
Sr. Unsec’d. Notes, 144A(a)	4.375	04/23/25		1,070	1,214,763
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	17,738,575
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	830,301
Gtd. Notes, MTN	4.500	10/25/27	AUD	1,820	1,382,452
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	550	639,969
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,000	5,500,375
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,530,172
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	4,830	3,798,496
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,232,369

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	5,276,791
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,162,925
					44,367,786
United Kingdom 2.9%
Barclays PLC,
Sr. Unsec’d. Notes	4.375	01/12/26		800	912,489
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,541,369
Sr. Unsec’d. Notes, MTN(a)	4.972 (ff)	05/16/29		5,520	6,603,796
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	826,776
Sub. Notes	5.200	05/12/26		3,780	4,310,831

BP Capital Markets PLC, Gtd. Notes	4.375 (ff)	—(rr)		14,500	15,138,151
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	2,400	3,644,173
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	134,631

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250%	10/30/25	EUR	3,000	$ 3,516,910
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	5,500	6,131,525
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,751,371

Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30		3,625	3,975,668
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,266,574
Sr. Unsec’d. Notes, EMTN	2.850 (ff)	09/28/24		11,274	11,029,290
HSBC Holdings PLC,
Sr. Unsec’d. Notes	0.842	09/26/23	JPY	100,000	951,396
Sr. Unsec’d. Notes	3.973 (ff)	05/22/30		2,400	2,710,196
Sub. Notes(a)	4.250	08/18/25		1,255	1,389,464

Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,900	2,539,406
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907 (ff)	11/07/23		1,850	1,933,173
Sr. Unsec’d. Notes(a)	3.870 (ff)	07/09/25		5,695	6,273,411
Sub. Notes	4.582	12/10/25		2,250	2,538,853
Natwest Group PLC,
Sr. Unsec’d. Notes(a)	3.875	09/12/23		1,000	1,086,014
Sr. Unsec’d. Notes	4.269 (ff)	03/22/25		5,860	6,444,221
Sr. Unsec’d. Notes	4.445 (ff)	05/08/30		2,500	2,970,729
Sr. Unsec’d. Notes, EMTN	2.000 (ff)	03/08/23	EUR	700	844,598
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,859,375

Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,231,470
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,180,314
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	947,923
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,822,268
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,054,064
					116,560,429
United States 16.5%
JPMorgan Chase Bank, N.A., Sr. Unsec’d. Notes	4.762 (s)	03/17/48	ITL	29,800,000	4,998,268
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A	3.200	11/21/29		6,090	6,856,671

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.050%	11/21/39		2,975	$ 3,656,771
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		2,870	3,670,235

Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,334,127
Aflac, Inc.,
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	764,233
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,812,173

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500	02/15/23		5,000	5,101,556
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,857,143
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		3,575	1,001,049
Gtd. Notes	5.875	11/15/26		827	231,560
Gtd. Notes	6.375	11/15/24	GBP	900	307,649
Sr. Sec’d. Notes, 144A	10.500	04/24/26		481	421,082

American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,623,762
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	4,104,440
Sr. Unsec’d. Notes	5.625	05/20/24		3,500	3,782,142

Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	659,620
Antero Resources Corp., Gtd. Notes	5.625	06/01/23		2,000	1,434,639
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		5,715	6,317,029
Sr. Unsec’d. Notes	4.101	03/01/28		1,005	1,196,414
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A(original cost $551,144; purchased 04/02/19-06/03/19)(f)	7.000	11/01/26		575	368,957
Sr. Unsec’d. Notes, 144A(original cost $1,765,207; purchased 04/02/19-12/16/19)(f)	10.000	04/01/22		1,775	1,468,146
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		85	97,164
Sr. Unsec’d. Notes	4.550	03/09/49		5,000	6,127,679
Sr. Unsec’d. Notes	4.850	03/01/39		1,200	1,497,349
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	132,914
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	4,213,405

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/01/37		70	$ 90,104
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,403,828
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300 (ff)	—(rr)		8,760	8,290,196
Sr. Unsec’d. Notes	3.419 (ff)	12/20/28		4,519	5,107,287
Sr. Unsec’d. Notes, EMTN	(5.214)(s)	03/31/22	EUR	1,143	1,581,790
Sr. Unsec’d. Notes, EMTN	1.939 (s)	05/31/21	EUR	1,100	1,547,734
Sr. Unsec’d. Notes, EMTN	5.145 (cc)	06/27/22	EUR	500	640,641
Sr. Unsec’d. Notes, MTN	2.884 (ff)	10/22/30		7,620	8,371,058
Sr. Unsec’d. Notes, MTN	3.194 (ff)	07/23/30		5,140	5,735,882

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		550	614,981
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		375	376,663
Gtd. Notes, 144A	5.250	01/30/30		375	382,882
Gtd. Notes, 144A	6.125	04/15/25		1,500	1,549,804
Gtd. Notes, 144A	7.250	05/30/29		400	443,000
Sr. Sec’d. Notes, 144A	5.750	08/15/27		215	233,829
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,308,878
Gtd. Notes	6.750	03/15/25		2,075	2,140,739
Gtd. Notes	7.250	10/15/29		1,675	1,796,437
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	14,940,095
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	917,259
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,697,285

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,727,324
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.200	06/15/26		1,670	1,895,582
Sr. Unsec’d. Notes(h)	3.400	07/26/29		3,790	4,466,325
Sr. Unsec’d. Notes(h)	3.450	11/15/27		3,345	3,889,853
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,088,011
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	3,080,713
Broadcom, Inc.,
Gtd. Notes, 144A	3.459	09/15/26		2,626	2,876,016
Gtd. Notes, 144A	4.700	04/15/25		6,765	7,736,417

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22		62	62,668

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29		770	$ 778,578
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,180	1,211,085
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	5,199,481
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	739,915
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,058,735
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	629,052
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	7,264,194
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.800	04/01/31		3,625	3,807,572
Sr. Sec’d. Notes	4.800	03/01/50		5,250	6,342,537
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,229,424
Cigna Corp.,
Gtd. Notes	3.050	11/30/22		3,000	3,165,360
Sr. Unsec’d. Notes(a)	2.400	03/15/30		2,665	2,841,210

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	835,094
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.000 (cc)	06/12/24		8,386	9,177,530
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.750	04/25/22		600	622,303
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	230,000	2,422,972
Sr. Unsec’d. Notes	3.106 (ff)	04/08/26		12,950	14,099,133
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,533,348
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	660,588
Sub. Notes	4.400	06/10/25		3,000	3,412,459

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24		3,372	3,060,181
Colt Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,781,709
Comcast Corp., Gtd. Notes(a)	3.150	02/15/28		2,000	2,284,070
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		39	38,018
Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	926,623
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300	03/25/28		2,175	2,577,128

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500%	06/01/26		1,625	$ 1,707,712
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,750,636
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	1,200	1,557,783
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		119	116,607
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	3,400	3,988,644
Gtd. Notes	0.450	03/18/28	EUR	2,200	2,579,072

Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	6,900	7,887,574
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27		3,740	2,047,429
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,751,668
Gtd. Notes	5.300	05/15/49		180	231,124

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	3,367,041
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		720	803,193
Sr. Unsec’d. Notes	9.400	05/15/39		152	271,176

Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.500	12/01/28		600	711,480
Eli Lilly & Co., Sr. Unsec’d. Notes	0.625	11/01/31	EUR	3,000	3,652,687
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		6,850	8,106,070
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	11,051	13,390,939
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125 (ff)	—(rr)		7,800	6,475,502
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		210	227,627
Gtd. Notes	3.950	01/31/60		220	240,538
Gtd. Notes	4.150	10/16/28		1,665	1,949,930

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	263,235
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		1,959	1,908,844

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		750	$ 225,937
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,806,190
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,552,809
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	204,876
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,105,544
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,367,145
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	376,004
Gtd. Notes	3.850	01/05/28		2,900	3,062,125
Gtd. Notes	3.950	04/13/24		250	266,309

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		1,000	876,644
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.370 (c)	—(rr)		700	679,501
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,650,432
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	172,924
Sr. Unsec’d. Notes, EMTN	— (p)	08/12/25	EUR	1,665	1,853,810
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	951,300
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	99,832
Sr. Unsec’d. Notes, EMTN	1.428 (s)	12/15/23	EUR	200	228,919
Sr. Unsec’d. Notes, EMTN	2.100 (cc)	11/26/22		1,500	1,538,729
Sr. Unsec’d. Notes, EMTN	2.250	09/28/24		100	100,199
Sr. Unsec’d. Notes, EMTN	2.700 (ff)	11/30/24		40	39,437
Sr. Unsec’d. Notes, EMTN	3.000 (cc)	05/31/24		9,248	10,103,112
Sub. Notes	4.750	10/12/21	EUR	3,000	3,723,868

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,469,967
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		1,200	1,431,748
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,494,458
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,990,038
Honeywell International, Inc.,
Sr. Unsec’d. Notes	— (p)	03/10/24	EUR	6,700	7,852,518
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	3,540,503

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,461	2,315,033
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,053,620

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		75	$ 111,270
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	2,099,255
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	704,808
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25		470	484,274
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,302,263
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		100	110,519

John Sevier Combined Cycle Generation LLC, Sec’d. Notes(h)	4.626	01/15/42		3,860	4,997,275
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738 (c)	—(rr)		219	209,569
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.616 (c)	—(rr)		1,000	937,270
Jr. Sub. Notes, Series X	6.100 (ff)	—(rr)		1,980	2,095,945
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	4.487 (c)	—(rr)		1,410	1,376,758
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29		3,200	3,641,273
Sr. Unsec’d. Notes	3.702 (ff)	05/06/30		1,590	1,843,247
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,870,528
Gtd. Notes	7.500	09/15/22		1,000	1,097,103

Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,189,169
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		2,000	2,114,075
Gtd. Notes, 144A	4.875	10/01/49		15	16,502

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,356,033
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	2.750	05/04/26	EUR	1,000	1,313,939
Gtd. Notes, 144A	3.951	10/15/50		90	104,463

LYB International Finance III LLC, Gtd. Notes(a)	4.200	10/15/49		960	1,107,456
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	972,397
Mars, Inc., Gtd. Notes, 144A(h)	3.600	04/01/34		420	517,321
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	6,241,080

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.800%	03/08/29	AUD	4,890	$ 4,000,991
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	625,811
Gtd. Notes	1.625	03/07/31	EUR	2,500	3,307,522
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,628,442
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,680,254

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.390 (s)	01/21/27	ITL	1,595,000	911,463
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.885 (c)	—(rr)		1,415	1,336,043
Sr. Unsec’d. Notes, EMTN	0.637 (ff)	07/26/24	EUR	5,000	5,949,980
Sr. Unsec’d. Notes, EMTN	1.342 (ff)	10/23/26	EUR	600	739,028
Sr. Unsec’d. Notes, EMTN	7.500	04/02/32		14,000	12,449,981
Sr. Unsec’d. Notes, GMTN	1.375	10/27/26	EUR	1,600	1,994,299

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		1,665	1,929,757
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000	03/15/28		515	560,612
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,183,803

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,109,439
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		735	758,856
Gtd. Notes, 144A	8.125	07/15/23		3,840	4,006,728

Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.700	04/01/26		1,300	1,408,779
Newfield Exploration Co., Gtd. Notes	5.625	07/01/24		7,200	7,186,775
Newmont Corp., Gtd. Notes	2.250	10/01/30		1,995	2,103,961
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	293,886
Sr. Unsec’d. Notes	4.050	08/15/52		165	213,497

NRG Energy, Inc., Sr. Sec’d. Notes, 144A(a)	3.750	06/15/24		5,600	5,989,676
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		913	905,875
Sr. Unsec’d. Notes(a)	2.700	08/15/22		1,320	1,276,733
Sr. Unsec’d. Notes	6.450	09/15/36		35	34,767

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,178,555

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
ONEOK, Inc.,
Gtd. Notes(a)	3.100%	03/15/30		7,350	$ 6,935,524
Gtd. Notes	4.450	09/01/49		2,000	1,806,304

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		565	580,735
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,141,584
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.550	12/15/29		2,055	2,024,588
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,273,123
Prologis Yen Finance LLC,
Gtd. Notes	0.972	09/25/28	JPY	250,000	2,382,620
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	14,197,669

Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		4,805	4,637,925
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,000	1,234,108
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	2,700	3,409,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		2,627	2,669,812
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	10,303,535
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		4,525	4,643,200
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A(a)	3.900	05/17/28		1,955	2,155,773
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		129	143,237
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28		450	416,250
Gtd. Notes, 144A	7.250	11/15/29		750	693,265

Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,226,066
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,470	2,775,527
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	784,896
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,085	6,302,173
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	364,580

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375%	07/15/30		3,175	$ 3,428,489
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,178,710
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47		2,200	2,196,791
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,800	2,491,816
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25		524	538,258
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,533,205
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	409,320
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250	02/01/27		800	849,236
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,405	1,492,812
Sr. Unsec’d. Notes(a)	6.750	06/15/23		1,025	1,081,552
Sr. Unsec’d. Notes	8.125	04/01/22		875	945,023
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	5,336,684
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	676,624

Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,250,368
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		2,500	3,063,972
Sr. Sec’d. Notes, 144A(a)	4.500	04/15/50		3,110	3,881,175

Tote Shipholdings, Inc., Gov’t. Gtd. Notes	3.400	10/16/40		106	120,164
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600 (cc)	10/24/25		3,158	3,489,201
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		3,750	3,829,360
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		53	47,213
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		840	840,000
Gtd. Notes	4.875	01/15/28		3,115	3,345,175
Gtd. Notes	5.250	01/15/30		2,340	2,561,568
Gtd. Notes	5.500	05/15/27		500	537,531

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,346,096

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Upjohn, Inc.,
Gtd. Notes, 144A(a)	3.850%	06/22/40		4,410	$ 5,040,901
Gtd. Notes, 144A	4.000	06/22/50		1,325	1,520,692

Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		1,300	1,291,079
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	6,242,530
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	2,066,779
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,180,489
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,430	3,533,991
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	619,704
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,744,423
Sr. Sec’d. Notes, 144A	3.550	07/15/24		9,500	9,953,962

Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,373	1,096,377
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30		5,600	5,885,578
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,191,460
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,677,508

Xerox Corp., Sr. Unsec’d. Notes	4.125	03/15/23		460	473,855
XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24		530	569,741
					672,088,960

Total Corporate Bonds (cost $1,279,164,149)					1,332,823,128
Residential Mortgage-Backed Securities 2.9%
Bermuda 0.3%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	04/25/28		545	539,368
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.522 (c)	08/25/28		269	267,893
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	08/25/28		750	720,107
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	10/25/28		518	513,658

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622%(c)	04/25/29		532	$ 530,699
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.272 (c)	07/25/29		807	804,590
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.772 (c)	07/25/29		2,400	2,327,400
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	10/25/29		1,240	1,235,703
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.172 (c)	10/25/29		4,500	4,330,829

Eagle Re Ltd., Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.972 (c)	04/25/29		620	614,667
Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.822 (c)	05/25/29		378	372,841
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.722 (c)	07/25/28		186	185,045
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.572 (c)	07/25/29		30	30,215
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.572 (c)	03/25/28		59	58,775
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.122 (c)	02/25/30		600	593,608
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.622 (c)	02/25/30		1,800	1,657,666
					14,783,064
United Kingdom 0.4%
Finsbury Square PLC, Series 2020-02A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.300% (Cap N/A, Floor 0.000%)	1.366 (c)	06/16/70	GBP	2,200	2,897,205
Paragon Mortgages PLC,
Series 11X, Class BB, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.045 (c)	10/15/41	EUR	2,358	2,560,237
Series 12X, Class B1B, 3 Month EURIBOR + 0.480% (Cap N/A, Floor 0.000%)	0.227 (c)	11/15/38	EUR	1,163	1,257,447

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom (cont’d.)

Residential Mortgage Securities PLC, Series 32A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)	1.314%(c)	06/20/70	GBP	6,400	$ 8,379,946
					15,094,835
United States 2.2%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.321 (c)	07/27/57		1,343	1,297,214
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.883 (c)	09/26/45		185	184,749
BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.338	09/15/21		21,088	20,854,102
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.671 (c)	11/01/23		3,500	3,477,732
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171 (c)	01/25/57		1,422	1,421,847
Series 2017-05, Class A3, 144A	4.000 (cc)	05/25/57		6,100	6,062,046
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65		1,760	1,754,328
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272 (c)	06/25/39		2,654	2,616,994
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.272 (c)	10/25/39		1,300	1,269,866
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.222 (c)	01/25/40		1,600	1,518,227
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.529 (c)	09/25/45		7,792	7,729,294
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	1.572 (c)	12/25/59		13,218	13,085,922

Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.322 (c)	10/25/30		529	514,259
Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500	09/25/27		5,831	388,498

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

Freddie Mac REMICS, Series 4166, Class IO, IO	3.500%	02/15/43		8,144	$ 1,222,708
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	02/25/50		4,060	3,845,362
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.272 (c)	06/25/50		750	739,206
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.172 (c)	06/25/50		2,780	2,759,197
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.272 (c)	03/25/50		320	306,583

Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	01/25/49		417	405,246
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882	10/25/59		7,441	7,395,798
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.671 (c)	04/01/24		1,206	1,194,085
MRA Issuance Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.571 (c)	12/08/20		6,810	6,816,955
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.922 (c)	01/25/48		1,405	1,385,236
					88,245,454

Total Residential Mortgage-Backed Securities (cost $118,647,067)					118,123,353
Sovereign Bonds 37.5%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,209,571
Sr. Unsec’d. Notes	5.750	11/12/20	EUR	352	419,829
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,209,570
					2,838,970

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina 0.4%
Argentine Republic Government International Bond,
Bonds	4.330%	12/31/33	JPY	519,215	$ 1,218,155
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	194,978	559,894
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	42,213	121,130
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	1,817,427
Sr. Unsec’d. Notes	3.380	12/31/38	EUR	1,000	471,180
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	2,540	1,200,587
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	17,202	9,568,972

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	1,100	539,006
					15,496,351
Australia 0.1%
Australia Government Bond, Sr. Unsec’d. Notes, Series 150	3.000	03/21/47	AUD	2,400	2,190,428
Treasury Corp. of Victoria, Local Gov’t. Gtd. Notes	2.250	11/20/34	AUD	2,100	1,577,626
					3,768,054
Austria 0.3%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A	0.750	03/20/51	EUR	860	1,174,214
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	11,300	9,942,525
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,440	1,598,656
					12,715,395
Belgium 0.1%
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	996,330
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,309,891
					2,306,221
Brazil 1.6%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		16,824	19,355,931
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		828	835,929
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		33,559	34,398,180
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		564	578,100

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	7,476	$ 8,906,095
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	6,462
Sr. Unsec’d. Notes	8.875	04/15/24		200	249,365
					64,330,062
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	12,393,987
Canada 0.2%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	781,017
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,814,488
Unsec’d. Notes	2.650	11/09/29	CAD	775	645,984

Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	2,122	1,949,593
Province of Nova Scotia, Unsec’d. Notes	3.150	12/01/51	CAD	1,000	960,472
Province of Quebec,
Unsec’d. Notes, MTN	6.350	01/30/26		500	645,629
Unsec’d. Notes, MTN	7.140	02/27/26		430	573,818

Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	1,400	1,328,595
					8,699,596
Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	1,157,336
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,330,241
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	301,329
					3,788,906
China 0.7%
China Government Bond,
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,456,241
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	732,142
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	293,643
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	596,711

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	3.380%	11/21/24	CNH	500	$ 74,570
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	373,656
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	301,679
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	6,500	991,194
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	17,000	2,592,448
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	35,000	5,521,298
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	21,000	3,255,277
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	5,000	799,557
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	23,000	3,730,547
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	828,366

China Government International Bond, Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	2,072,867
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	608,562
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,031,610
Unsec’d. Notes, Series 1910	3.860	05/20/29	CNH	10,000	1,449,017

People’s Bank of China, Sr. Unsec’d. Notes	2.900	11/11/20	CNH	2,000	286,573
					28,995,958
Colombia 1.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,442,272
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,069,974
Sr. Unsec’d. Notes	8.375	02/15/27		2,701	3,262,265
Sr. Unsec’d. Notes	9.850	06/28/27	COP	13,013,000	4,382,253
Sr. Unsec’d. Notes(a)	10.375	01/28/33		1,401	2,229,434
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	41,423	54,166,286
					66,552,484
Croatia 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	241,758
Sr. Unsec’d. Notes(a)	2.750	01/27/30	EUR	3,000	4,121,244
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	6,096,237
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,781,219
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,113,322

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Croatia (cont’d.)
Croatia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.375%	03/24/21		500	$ 517,948
Unsec’d. Notes	1.500	06/17/31	EUR	4,600	5,635,313
					21,507,041
Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	5,550	6,388,628
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	6,244,793
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	4,900	6,335,214
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	14,317,425
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	4,379,543
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	13,355	17,406,563
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	13,914	19,692,411
					74,764,577
Czech Republic 0.0%
Czech Republic Government Bond, Bonds, Series 95	1.000	06/26/26	CZK	30,000	1,367,812
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	0.500	11/15/27	DKK	12,110	2,055,511
Bonds(k)	1.750	11/15/25	DKK	3,520	626,851
Bonds(k)	4.500	11/15/39	DKK	1,800	542,790
Bonds, 144A	0.500	11/15/29	DKK	4,300	737,235
Bonds, Series 30Y, 144A	0.250	11/15/52	DKK	5,000	842,093
					4,804,480
Dominican Republic 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,371,547
Sr. Unsec’d. Notes	7.500	05/06/21		1,667	1,726,848
					3,098,395

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577%	02/21/23		1,835	$ 1,885,136
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	781,275
					2,666,411
Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	798,985
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	0.500	12/21/21	NZD	3,000	1,986,132
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,833,385
					4,618,502
France 0.0%
French Republic Government Bond OAT, Bonds, 144A(k)	1.500	05/25/50	EUR	390	592,126
Germany 0.0%
Bundesrepublik Deutschland Bundesanleihe, Bonds(k)	— (p)	08/15/50	EUR	800	972,076
Greece 2.9%
Hellenic Republic Government Bond,
Bonds	3.650 (cc)	02/24/23	EUR	6,198	7,921,576
Bonds	3.650 (cc)	02/24/24	EUR	5,381	7,087,293
Bonds	3.650 (cc)	02/24/25	EUR	4,570	6,108,862
Bonds	3.650 (cc)	02/24/26	EUR	3,397	4,674,710
Bonds	3.650 (cc)	02/24/27	EUR	5,475	7,583,988
Bonds	3.650 (cc)	02/24/28	EUR	1,713	2,431,688
Bonds	3.650 (cc)	02/24/29	EUR	2,663	3,780,198
Bonds	3.650 (cc)	02/24/30	EUR	1,320	1,919,226
Bonds	3.650 (cc)	02/24/31	EUR	4,238	6,228,970
Bonds	3.650 (cc)	02/24/32	EUR	1,906	2,841,977
Bonds	3.650 (cc)	02/24/33	EUR	1,118	1,698,569
Bonds	3.650 (cc)	02/24/34	EUR	1,883	2,877,916
Bonds	3.650 (cc)	02/24/35	EUR	4,242	6,602,650
Bonds	3.650 (cc)	02/24/36	EUR	994	1,527,327
Bonds	3.650 (cc)	02/24/37	EUR	2,227	3,415,683
Bonds	3.650 (cc)	02/24/38	EUR	1,225	1,905,250
Bonds	3.650 (cc)	02/24/39	EUR	1,362	2,189,464

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.650%(cc)	02/24/40	EUR	1,372	$ 2,228,284
Bonds	3.650 (cc)	02/24/41	EUR	1,687	2,709,952
Bonds	3.650 (cc)	02/24/42	EUR	2,667	4,415,671
Bonds(a)	3.900	01/30/33	EUR	2,710	4,190,855
Bonds	4.000	01/30/37	EUR	1,260	2,050,115
Bonds	4.200	01/30/42	EUR	2,380	4,180,352
Bonds, 144A	1.500	06/18/30	EUR	4,000	4,895,710
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,311	15,568,210
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	8,232,274
					119,266,770
Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	1,630	3,030,223
Hong Kong 0.0%
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,665,324
Hungary 0.5%
Hungary Government Bond, Bonds, Series 28/A	6.750	10/22/28	HUF	250,000	1,174,796
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250	10/22/25	EUR	2,000	2,455,997
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	4,671,691
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,364,859
Sr. Unsec’d. Notes	5.750	11/22/23		4,050	4,656,040
					18,323,383
Iceland 0.2%
Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	3,118,903
Sr. Unsec’d. Notes	5.875	05/11/22		2,560	2,746,436
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	597,860
					6,463,199

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.5%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		2,910	$ 2,951,021
Sr. Unsec’d. Notes, Series 3	0.590	09/05/22	JPY	1,700,000	15,967,508
					18,918,529
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	6,000	6,858,060
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	10,899,235
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	1,700	2,020,723
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	3,143,663
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,505	16,240,117
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	6,394,826
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	7,060,073
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	6,080	7,327,920
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	12,980	17,765,755
					77,710,372
Iraq 0.0%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,620,225
Isle of Man 0.6%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	6,607	13,359,067
Unsec’d. Notes	5.625	03/29/30	GBP	4,978	9,260,826
					22,619,893
Israel 0.6%
Israel Government Bond, Bonds, Series 0928	2.250	09/28/28	ILS	5,000	1,670,383
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		6,140	6,806,671
Sr. Unsec’d. Notes	4.500	04/03/2120		1,240	1,814,708
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	2,027,383
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	1,000	1,271,552
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	2,700	3,477,848
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	2,710	5,966,423
					23,034,968

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 4.3%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160%	06/17/26	EUR	614	$ 722,527
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	2,922,561
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	23,115,169

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	1,874	2,473,193
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	511,877
Sr. Unsec’d. Notes	2.875	10/17/29		2,900	2,950,791
Sr. Unsec’d. Notes	4.000	10/17/49		500	525,792
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,422	1,725,322
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250 (c)	06/28/29	EUR	5,892	8,676,518
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	868	1,472,313
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	6,121	10,448,186
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,768,331
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	49,877	82,523,605
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	15,045	20,893,645
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		4,780	6,044,733
Republic of Italy Government International Bond Strips Coupon,
Sr. Unsec’d. Notes	1.737 (s)	02/20/31	EUR	5,323	5,492,434
Sr. Unsec’d. Notes	3.487 (s)	03/27/23		775	743,360
					175,010,357
Japan 0.8%
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 5	2.230	12/20/24	JPY	200,000	2,064,915
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, EMTN	3.060	12/21/20	AUD	2,000	1,442,278
Sr. Unsec’d. Notes, GMTN	0.875	09/22/21	EUR	2,535	3,028,243

Japan Government Thirty Year Bond, Bonds, Series 66	0.400	03/20/50	JPY	450,000	4,109,578
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	555,997
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,595,837
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	2,091,041
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	6,586,713
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,954,226
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,796,083

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)

Japanese Government CPI Linked Bond, Bonds, Series 22	0.100%	03/10/27	JPY	220,609	$ 2,077,825
					30,302,736
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	219	466,947
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	1.500	09/30/34	EUR	3,200	3,645,059
Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	3,765	4,803,118
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	7,050	8,993,885
					17,442,062
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,116,868
Latvia 0.0%
Latvia Government International Bond, Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	200	239,031
Lithuania 0.1%
Lithuania Government Bond, Bonds, Series 7Y	0.600	06/29/23	EUR	200	239,980
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625	02/01/22		4,920	5,353,060
					5,593,040
Macedonia 0.1%
North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	3,000	3,609,394
Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,289,680
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	601,565
					5,500,639

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 0.1%
Malaysia Government Bond, Bonds, Series 314	4.048%	09/30/21	MYR	20,916	$ 5,062,097
Mexico 1.4%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	494,783
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	9,100	9,764,469
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	233,752
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	4,375	5,413,457
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	5,742,506
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,089,571
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	927,013
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	456,245
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	8,870	10,699,756
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	8,821	13,156,893
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,247,491
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	600,000	5,589,442
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,667,013
					57,482,391
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	874,858
New Zealand 0.2%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	759,753
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,561,359
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,307,755
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	3,500	2,839,497
Local Gov’t. Gtd. Notes	4.500	04/15/27	NZD	1,800	1,469,362
					7,937,726
Norway 0.1%
City of Oslo,
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	117,545
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,082,200

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Norway (cont’d.)

City of Oslo Norway, Sr. Unsec’d. Notes	2.300%	12/01/27	NOK	3,000	$ 357,814
Norway Government Bond, Sr. Unsec’d. Notes, Series 481, 144A	1.750	09/06/29	NOK	10,000	1,219,224
					2,776,783
Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	441,964
Sr. Unsec’d. Notes	8.125	04/28/34		3,799	5,490,402
Sr. Unsec’d. Notes	9.375	01/16/23		3,803	4,476,532
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,256,363
					11,665,261
Peru 1.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		690	734,334
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	27,798	36,236,005
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	13,573,931
					50,544,270
Philippines 1.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes	— (p)	02/03/23	EUR	2,000	2,333,223
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	6,000	7,034,328
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	10,366,613
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	15,382,357
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	23,688,779
					58,805,300
Poland 0.1%
Republic of Poland Government Bond, Bonds, Series 727	2.500	07/25/27	PLN	10,000	2,941,275
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		700	752,564
					3,693,839

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal 1.7%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799%	12/07/27	EUR	5,800	$ 9,030,557
Parpublica-Participacoes Publicas SGPS SA, Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,500	1,825,838
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	10,143,876
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		10,675	12,449,419

Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	18,295	35,544,084
					68,993,774
Qatar 0.3%
Qatar Government International Bond,
Sr. Unsec’d. Notes	3.400	04/16/25		500	551,906
Sr. Unsec’d. Notes	3.750	04/16/30		2,000	2,359,575
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		4,410	4,867,813
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,123,278
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,417,410
					11,319,982
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,978,692
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,233,934
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,632,254
Sr. Unsec’d. Notes, EMTN(a)	3.500	04/03/34	EUR	1,000	1,262,170
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,307,900
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	3,967,198
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		1,000	1,077,707
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		2,600	2,808,853
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,137,260
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,390,080
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,298,478
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	884,597
					27,979,123
Russia 0.9%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	61,000	887,404

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.875%	12/04/25	EUR	22,900	$ 29,481,304
Sr. Unsec’d. Notes	4.500	04/04/22		400	422,514
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	7,507,042
					38,298,264
Saudi Arabia 0.5%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	1,033,327
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	7,458,102
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,222,606
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,495,232
Sr. Unsec’d. Notes, 144A, MTN	2.900	10/22/25		4,000	4,292,716
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,270,133
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,362,459
					20,134,575
Senegal 0.0%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,581,360
Serbia 0.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,500	1,692,157
Sr. Unsec’d. Notes	7.250	09/28/21		13,690	14,574,735
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	6,600	7,445,489
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	212,925
					23,925,306
Slovenia 0.2%
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250	02/18/24		7,922	9,158,317
South Africa 0.2%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,000	500,021
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	604,973
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	86,637

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(a)	3.750%	07/24/26	EUR	5,415	$ 6,445,733
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	965,821
					8,603,185
South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	475,427
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	539,286
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	739,365
Sr. Unsec’d. Notes, EMTN	4.660	02/28/21	CNH	12,000	1,737,373
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	686,592
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,370,348
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,357,022
Sr. Unsec’d. Notes, MTN	3.500	02/14/22	AUD	700	519,459
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,397,204
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,124,439
					10,946,515
Spain 3.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	742,466
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480 (c)	05/11/29	EUR	1,000	1,551,837
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,000	4,841,291
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,619,662
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,703,682
Gov’t. Gtd. Notes, GMTN	2.100	02/23/21	JPY	120,000	1,141,203
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	8,120	13,484,183
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	3,109,346
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	8,317,228
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	895	1,162,580
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	29,320,772
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,782,011
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	8,483,350

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Strips Coupon,
Bonds(k)	0.449%(s)	07/30/29	EUR	438	$ 502,628
Bonds	0.958 (s)	01/31/35	EUR	168	177,918
Bonds	1.028 (s)	01/31/36	EUR	168	175,886
Bonds	1.078 (s)	01/31/37	EUR	168	172,439
Bonds	1.296 (s)	07/30/41	EUR	436	410,438
Bonds, Series CAC	0.579 (s)	07/30/29	EUR	3,600	4,123,159
Bonds, Series CAC	1.128 (s)	07/30/36	EUR	862	891,740
Bonds, Series CAC	1.212 (s)	07/30/37	EUR	862	874,182
Bonds, Series CAC	1.297 (s)	07/30/38	EUR	862	859,800
Bonds, Series CAC	1.365 (s)	07/30/42	EUR	300	272,995
Bonds, Series CAC	1.405 (s)	07/30/43	EUR	300	268,272
Bonds, Series CAC	1.455 (s)	07/30/44	EUR	300	260,907
Bonds, Series CAC	1.475 (s)	07/30/45	EUR	300	257,055
Bonds, Series CAC	1.485 (s)	07/30/46	EUR	300	258,511
Bonds, Series CAC	1.504 (s)	07/30/47	EUR	300	251,470
Bonds, Series CAC	1.514 (s)	07/30/48	EUR	300	243,025
Bonds, Series CAC	1.544 (s)	07/30/49	EUR	300	245,154
Bonds, Series CAC	1.564 (s)	07/30/50	EUR	300	240,063
Bonds, Series CAC	1.594 (s)	07/30/51	EUR	300	234,288
Bonds, Series CAC	1.623 (s)	07/30/52	EUR	300	229,493
Bonds, Series CAC	1.663 (s)	07/30/53	EUR	300	224,681
Bonds, Series CAC	1.683 (s)	07/30/54	EUR	300	219,838
Bonds, Series CAC	1.703 (s)	07/30/55	EUR	300	215,031
Bonds, Series CAC	1.732 (s)	07/30/56	EUR	300	210,259
Bonds, Series CAC	1.772 (s)	07/30/57	EUR	300	205,542
Bonds, Series CAC	1.782 (s)	07/30/58	EUR	300	200,820
Bonds, Series CAC	1.812 (s)	07/30/59	EUR	300	196,103
Bonds, Series CAC	1.852 (s)	07/30/60	EUR	300	191,411
Bonds, Series CAC	1.871 (s)	07/30/61	EUR	300	187,122
Bonds, Series CAC	1.891 (s)	07/30/62	EUR	300	181,999
Bonds, Series CAC	1.921 (s)	07/30/63	EUR	300	176,403
Bonds, Series CAC	1.950 (s)	07/30/64	EUR	300	171,692
Bonds, Series CAC	1.980 (s)	07/30/65	EUR	300	166,603
Bonds, Series CAC	2.010 (s)	07/30/66	EUR	300	164,198
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	13,912,510
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	11,897	20,137,927
					126,971,173

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sweden 0.1%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625%	11/13/23	SEK	15,000	$ 1,734,792
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	842,387
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	153,987
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	506,886
Sr. Unsec’d. Notes, EMTN	8.904 (s)	06/25/27	ZAR	1,400	49,612

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,789,028
					5,076,692
Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,774,912
Turkey 0.4%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	5,710,777
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	3,530	4,043,653
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	959,281
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	3,550	3,816,231
					14,529,942
Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	1,200	1,187,374
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	13,100	15,510,478
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,532,481
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	1,940,733
Sr. Unsec’d. Notes	7.750	09/01/25		400	412,855
Sr. Unsec’d. Notes	7.750	09/01/26		500	512,716
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	9,602,884
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	1,518,512
					34,218,033
United Arab Emirates 0.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	518,231
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,461,078

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Arab Emirates (cont’d.)
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000%	04/30/29		5,000	$ 5,796,250
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,971,470

RAK Capital, Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,476,106
Sharjah Sukuk Ltd., Sr. Unsec’d. Notes	3.764	09/17/24		3,800	4,078,565
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,373,269
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,346,810
					27,021,779
United Kingdom 0.7%
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,841,159
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	6,230,130
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	1,950	3,561,015
United Kingdom Gilt,
Bonds(k)	3.250	01/22/44	GBP	100	205,789
Bonds(k)	3.500	01/22/45	GBP	2,310	4,991,163
Bonds(k)	4.250	03/07/36	GBP	6,140	12,664,297
Bonds(k)	4.250	09/07/39	GBP	180	394,887
					29,888,440
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		394	465,975
Sr. Unsec’d. Notes	4.375	01/23/31		625	766,277
Sr. Unsec’d. Notes(a)	6.875	09/28/25		2,202	2,742,370
					3,974,622

Total Sovereign Bonds (cost $1,456,454,059)					1,528,840,489
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	2,007	3,609,584
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	1,217	1,658,071

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority (cont’d.)
Sr. Unsec’d. Notes	5.625%	06/07/32	GBP	8,391	$ 16,682,484

Total U.S. Government Agency Obligations (cost $21,078,322)					21,950,139
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes(h)(k)	1.375	02/15/23		2,450	2,527,902
U.S. Treasury Notes(k)	2.125	05/15/25		300	327,305
U.S. Treasury Notes(h)	2.625	08/31/20		4	4,008
U.S. Treasury Strips Coupon(k)	1.872 (s)	05/15/31		400	368,875
U.S. Treasury Strips Coupon(k)	1.889 (s)	08/15/29		400	378,000
U.S. Treasury Strips Coupon(h)(k)	2.089 (s)	11/15/35		800	693,531
U.S. Treasury Strips Coupon(k)	2.251 (s)	08/15/40		800	638,406
Total U.S. Treasury Obligations (cost $4,547,961)					4,938,027

	Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp. (cost $44,526)	2,232	4,686
Preferred Stock 0.0%
United States
Citigroup Capital XIII (cost $100,000)	4,000	108,000

Total Long-Term Investments (cost $3,731,712,029)		3,862,609,737

Short-Term Investments 12.7%
Affiliated Mutual Funds 6.3%
PGIM Core Ultra Short Bond Fund(w)	165,502,505	165,502,505
PGIM Institutional Money Market Fund (cost $91,921,162; includes $91,893,761 of cash collateral for securities on loan)(b)(w)	91,975,771	91,966,573

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Value

Affiliated Mutual Funds (Continued)
Total Affiliated Mutual Funds (cost $257,423,667)	257,469,078
Options Purchased*~ 6.4%
(cost $307,600,379)	262,329,201

Total Short-Term Investments (cost $565,024,046)	$ 519,798,279
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.4% (cost $4,296,736,075)	4,382,408,016
Options Written*~ (6.4)%
(premiums received $297,505,065)	(261,549,391)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.0% (cost $3,999,231,010)	4,120,858,625
Liabilities in excess of other assets(z) (1.0)%	(40,197,488)

Net Assets 100.0%	$ 4,080,661,137

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $43,218,302 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,469,932; cash collateral of $91,893,761 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,316,351. The aggregate value of $1,837,103 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	$ 2,757
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	244,500	15,605,430
Currency Option AUD vs JPY	Call	Goldman Sachs International	05/27/22	81.00	—	AUD	79,850	1,282,279
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	66,400	203,766

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,500	$ 317
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	35,000	1,217,925
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	70,000	380,450
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	174,748
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	30,450	174,748
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		106,900	800
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		53,450	400
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		40,000	132
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		80,000	3,647,095
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.00	—		15,000	3,566,151
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.00	—		34,000	8,083,275
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—		288,000	32,938,568
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—		112,000	8,320,283
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—		216,000	13,767,962
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—		103,800	6,995,207
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—		207,600	4,741,932
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—		75,000	2,909,541
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	5.80	—		166,800	10,118,284
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		40,000	7,817
Currency Option USD vs CHF	Call	Morgan Stanley & Co. International PLC	10/28/20	1.00	—		15,500	3,029
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/20	8.40	—		114,000	2,127

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	7.40	—	57,000	$ 690,805
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—	66,000	516,078
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—	66,000	145,192
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	09/01/20	90.00	—	108,700	90
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	52,500	379,943
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	40,000	2,655
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	56,000	563,425
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	100,400	605,579
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	112,000	235,356
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00	—	200,800	352,857
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	80.00	—	108,700	1,231,873
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	75,000	453,755
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	22,000	129,168
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00	—	113,400	996,001
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	09/28/20	1,450.00	—	142,500	4,131
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	29,750	840,445
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	100,000	443,668
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	100,000	1,508,633
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	51,000	769,403
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00	—	302,000	1,290,793
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	69,500	952,854

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	69,500	$ 205,130
Currency Option USD vs MXN	Call	Goldman Sachs International	08/24/20	38.00	—	159,750	204
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	120,000	71,543
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	61,500	3,423,443
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	22.00	—	21,750	1,210,730
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	166,500	1,579,871
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	54,000	5,775,386
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	108,000	6,472,169
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	59,400	3,212,870
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	118,800	2,264,754
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	59,500	4,081,465
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	119,000	2,213,787
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	159,750	7,021,791
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	103,800	1,142,746
Currency Option USD vs RUB	Call	Goldman Sachs International	08/28/20	90.00	—	114,000	16,305
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	77,500	7,287,771
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	155,000	4,219,779
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	56,000	181,971
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	59,500	3,288,618
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	119,000	1,532,395
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	40,000	259,196

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—		56,000	$ 1,003,169
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—		112,000	569,185
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—		77,500	69,029
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—		77,500	30,489
Currency Option USD vs ZAR	Call	Goldman Sachs International	08/26/20	25.00	—		53,450	351
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		40,000	1,238,546
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		14,000	12,727
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		66,000	59,999
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		40,000	5,660,654
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	15.00	—		16,000	2,264,262
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		112,000	1,390,212
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		51,850	6,224,124
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		103,700	3,903,974
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	18.50	—		53,450	2,227,669
Currency Option AUD vs JPY	Put	Deutsche Bank AG	08/06/20	45.00	—	AUD	320,000	—
Currency Option AUD vs JPY	Put	Bank of America, N.A.	09/08/20	40.00	—	AUD	319,400	19
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	60.00	—	AUD	117,000	138,029
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	68.00	—	AUD	58,500	275,124
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	142,000	725,923
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	71,000	860,851
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	72,000	370,130

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	640,000	$ 3,290,043
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	356,000	4,970,878
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	640,000	3,631,405
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	320,000	3,775,982
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	71.50	—	AUD	319,400	8,673,781
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	66,400	4,929
Currency Option GBP vs USD	Put	Bank of America, N.A.	09/04/20	1.00	—	GBP	175,000	19
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	83,200	14,933
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	32,000	244,475
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.28	—	GBP	9,600	73,342
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11	—	GBP	164,000	756,078
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	82,000	1,110,172
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	175,000	2,974,107
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		40,000	2
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		40,000	8
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		119,000	62,205
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		29,000	56,702
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		106,500	645,403
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		103,800	2,607,851
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		20,000	7,644
Currency Option USD vs JPY	Put	Deutsche Bank AG	08/27/20	85.00	—		226,800	349

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	93.00	—	450,000	$ 4,800,640
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—	222,400	5,381,182
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—	2,600	62,910
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50	—	240,800	6,149,530
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—	40,000	3,163
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—	51,900	4,171,360
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—	56,000	108,588
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	10/08/20	27.00	—	57,500	7,403
Total Options Purchased (cost $307,600,379)							$262,329,201
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	11/25/20	92.00	—	AUD	30,400	$ (2,757)
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	232,500	(14,839,519)
Currency Option AUD vs JPY	Call	Bank of America, N.A.	05/26/21	70.00	—	AUD	12,000	(765,911)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	66,400	(203,766)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,500	(317)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	35,000	(1,217,925)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	70,000	(380,450)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	60,900	(349,497)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		40,000	(132)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—	80,000	$ (3,647,095)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00	—	49,000	(11,649,425)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—	180,000	(20,586,605)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70	—	108,000	(12,351,963)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—	82,000	(6,091,636)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.00	—	30,000	(2,228,647)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10	—	216,000	(13,767,962)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10	—	103,800	(6,995,207)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90	—	207,600	(4,741,932)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—	75,000	(2,909,541)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	7.10	—	333,600	(8,702,311)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—	55,500	(10,846)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	8.00	—	171,000	(764,061)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—	66,000	(516,078)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—	66,000	(145,192)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50	—	52,500	(379,943)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—	40,000	(2,655)
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	56,000	(563,425)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00	—	100,400	(605,579)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	112,000	(235,356)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00	—	200,800	(352,857)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	84.00	—	217,400	$ (1,059,313)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	75,000	(453,755)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	22,000	(129,168)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	29,750	(840,445)
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00	—	100,000	(443,668)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00	—	151,000	(2,278,036)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00	—	200,000	(854,830)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00	—	102,000	(435,963)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	06/28/21	1,300.00	—	142,500	(1,432,902)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	69,500	(952,854)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	69,500	(205,130)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	120,000	(71,543)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	83,250	(4,634,173)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	123,000	(1,167,112)
Currency Option USD vs MXN	Call	Goldman Sachs International	01/27/21	26.50	—	43,500	(412,759)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50	—	54,000	(5,775,386)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00	—	108,000	(6,472,169)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25	—	59,400	(3,212,870)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00	—	118,800	(2,264,754)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00	—	59,500	(4,081,465)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	(1,106,894)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	59,500	$ (1,106,894)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—	319,500	(5,862,535)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	103,800	(1,142,746)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00	—	77,500	(7,287,771)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	155,000	(4,219,779)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	56,000	(181,971)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	59,500	(3,288,618)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	119,000	(1,532,395)
Currency Option USD vs RUB	Call	Goldman Sachs International	06/29/21	85.00	—	114,000	(2,869,077)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	40,000	(259,196)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	56,000	(1,003,169)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	112,000	(569,185)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00	—	77,500	(69,029)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—	77,500	(30,489)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	40,000	(1,238,546)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	80,000	(72,726)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—	56,000	(7,924,916)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—	80,000	(993,009)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	01/27/21	20.00	—	32,000	(397,203)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50	—	51,850	(6,224,124)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00	—	103,700	(3,903,974)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	21.00	—		106,900	$ (1,870,355)
Currency Option AUD vs JPY	Put	Goldman Sachs International	12/28/20	60.00	—	AUD	117,000	(138,029)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/28/20	68.00	—	AUD	58,500	(275,124)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	142,000	(725,923)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00	—	AUD	71,000	(860,851)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	712,000	(3,660,172)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	36,000	(502,673)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	320,000	(4,468,205)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	640,000	(3,631,405)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	320,000	(3,775,982)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	64.00	—	AUD	638,800	(8,284,742)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	66,400	(4,929)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	64,000	(11,487)
Currency Option GBP vs USD	Put	Goldman Sachs International	09/28/20	1.16	—	GBP	19,200	(3,446)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	41,600	(317,817)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11	—	GBP	164,000	(756,078)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21	—	GBP	82,000	(1,110,172)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14	—	GBP	350,000	(2,630,824)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		40,000	(2)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		40,000	(8)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		119,000	(62,205)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—	29,000	$ (56,702)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	2,700	(16,362)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	103,800	(629,041)
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70	—	103,800	(2,607,851)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	20,000	(7,644)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	444,800	(4,745,166)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	5,200	(55,474)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00	—	481,600	(6,254,366)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.00	—	225,000	(5,444,092)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	40,000	(3,163)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00	—	51,900	(4,171,360)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	56,000	(108,588)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	06/28/21	28.00	—	57,500	(786,174)
Total OTC Traded (premiums received $297,456,966)							$(261,447,543)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.33.V1, 06/20/25	Put	Credit Suisse International	06/16/21	10.00%	5.00%(Q)	iTraxx.XO.33.V1(Q)	EUR	5,000	$ (101,848)
(premiums received $48,099)
Total Options Written (premiums received $297,505,065)									$(261,549,391)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	5 Year Canadian Government Bonds	Sep. 2020	$ 477,211	$ 2,644
15	10 Year Canadian Government Bonds	Sep. 2020	1,732,427	15,771
631	10 Year U.S. Ultra Treasury Notes	Sep. 2020	100,486,750	1,610,450
1,200	20 Year U.S. Treasury Bonds	Sep. 2020	218,737,500	5,170,391
49	30 Year Euro Buxl	Sep. 2020	12,977,664	349,218
2,017	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	459,245,688	17,986,239
2	Euro-OAT	Sep. 2020	397,558	9,540
				25,144,253
Short Positions:
200	30 Day Federal Funds	Jul. 2021	80,008,000	(308)
46	30 Day Federal Funds	Aug. 2021	18,402,760	(991)
200	30 Day Federal Funds	Oct. 2021	80,016,000	(8,308)
10	30 Day Federal Funds	Jan. 2022	4,001,600	(1,615)
1	30 Day Federal Funds	Apr. 2022	400,240	(81)
5,345	2 Year U.S. Treasury Notes	Sep. 2020	1,181,161,490	(1,059,085)
2,728	5 Year Euro-Bobl	Sep. 2020	434,586,653	(2,874,803)
302	5 Year U.S. Treasury Notes	Sep. 2020	38,089,750	(159,250)
315	10 Year Euro-Bund	Sep. 2020	65,869,550	(777,034)
17	10 Year U.K. Gilt	Sep. 2020	3,083,153	(19,847)
2,783	10 Year U.S. Treasury Notes	Sep. 2020	389,837,436	(3,197,458)
3,210	Euro Schatz Index	Sep. 2020	424,139,391	(396,780)
112	Swiss Franc Currency	Jun. 2022	28,018,200	(6,467)
				(8,502,027)
				$16,642,226
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	3,455	$ 2,462,000	$ 2,468,772	$ 6,772	$ —
Expiring 08/31/20	Barclays Bank PLC	AUD	3,695	2,582,000	2,640,082	58,082	—
Expiring 08/31/20	BNP Paribas S.A.	AUD	3,046	2,004,000	2,176,479	172,479	—
Expiring 08/31/20	Citibank, N.A.	AUD	337	236,319	240,985	4,666	—
Expiring 08/31/20	HSBC Bank USA, N.A.	AUD	2,666	1,893,000	1,904,946	11,946	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	3,144	2,169,000	2,246,750	77,750	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	2,446	$ 1,632,057	$ 1,747,574	$ 115,517	$ —
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	3,955	2,735,000	2,825,955	90,955	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	2,876	2,051,000	2,055,181	4,181	—
Expiring 10/20/20	BNP Paribas S.A.	AUD	1,565	1,121,000	1,118,474	—	(2,526)
Expiring 10/20/20	Citibank, N.A.	AUD	1,820	1,304,000	1,300,307	—	(3,693)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,729	1,959,198	1,950,110	—	(9,088)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	2,177	1,530,938	1,556,107	25,169	—
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	1,555	1,067,927	1,111,357	43,430	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	13,961	9,819,051	9,977,915	158,864	—
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	17,251	11,415,713	12,326,871	911,158	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	10,828	7,450,379	7,737,418	287,039	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	3,517	2,328,606	2,512,697	184,091	—
Expiring 01/28/22	Citibank, N.A.	AUD	6,290	4,130,832	4,490,113	359,281	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,457,002	77,503	—
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	10,868	1,999,185	2,083,037	83,852	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	4,859	907,000	931,363	24,363	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	125,322	23,857,182	24,019,671	162,489	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	6,961	1,308,000	1,334,199	26,199	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	5,133	$ 945,000	$ 983,767	$ 38,767	$ —
Expiring 08/31/20	Citibank, N.A.	BRL	16,723	3,353,000	3,201,387	—	(151,613)
Expiring 08/31/20	Citibank, N.A.	BRL	15,315	3,813,001	2,931,814	—	(881,187)
Expiring 08/31/20	Citibank, N.A.	BRL	13,787	2,398,412	2,639,231	240,819	—
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	9,850	1,840,000	1,885,545	45,545	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	13,868	2,744,000	2,654,752	—	(89,248)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	12,526	2,342,000	2,397,863	55,863	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,155	3,967,000	3,092,676	—	(874,324)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	11,068	2,064,000	2,118,843	54,843	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	9,704	1,702,000	1,857,743	155,743	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	12,422	2,392,000	2,377,807	—	(14,193)
Expiring 09/02/20	Goldman Sachs International	BRL	5,720	1,100,000	1,094,947	—	(5,053)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	7,129	1,374,850	1,364,661	—	(10,189)
Expiring 12/23/20	Citibank, N.A.	BRL	70,083	17,106,000	13,370,595	—	(3,735,405)
Expiring 01/29/21	Citibank, N.A.	BRL	169,960	33,150,000	32,384,664	—	(765,336)
Expiring 01/29/21	Citibank, N.A.	BRL	31,144	7,402,000	5,934,249	—	(1,467,751)
Expiring 01/29/21	Citibank, N.A.	BRL	20,672	4,950,547	3,938,901	—	(1,011,646)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	45,815	10,060,000	8,729,767	—	(1,330,233)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	13,830	3,322,150	2,635,228	—	(686,922)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	11,133	2,780,000	2,121,220	—	(658,780)
Expiring 02/26/21	Deutsche Bank AG	BRL	43,592	7,633,000	8,297,623	664,623	—
Expiring 03/31/21	Citibank, N.A.	BRL	41,302	9,998,790	7,852,212	—	(2,146,578)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/31/21	Deutsche Bank AG	BRL	61,095	$ 13,860,000	$ 11,615,175	$ —	$ (2,244,825)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	44,233	10,571,887	8,409,402	—	(2,162,485)
Expiring 05/28/21	Deutsche Bank AG	BRL	84,591	15,941,000	16,038,883	97,883	—
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	31,675,000	26,269,435	—	(5,405,565)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	5,376,432	—	(1,338,568)
Expiring 09/30/21	Deutsche Bank AG	BRL	40,768	8,960,000	7,657,784	—	(1,302,216)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	12,764	2,400,006	2,397,647	—	(2,359)
Expiring 01/28/22	Citibank, N.A.	BRL	1,600	302,000	297,147	—	(4,853)
Expiring 01/28/22	Deutsche Bank AG	BRL	89,787	15,343,000	16,678,218	1,335,218	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	60,555	11,124,328	11,248,304	123,976	—
British Pound,
Expiring 09/30/20	Bank of America, N.A.	GBP	1,480	1,868,000	1,937,516	69,516	—
Expiring 09/30/20	Bank of America, N.A.	GBP	282	354,374	368,681	14,307	—
Expiring 09/30/20	Barclays Bank PLC	GBP	1,694	2,120,000	2,217,955	97,955	—
Expiring 09/30/20	Citibank, N.A.	GBP	3,281	4,090,000	4,296,818	206,818	—
Expiring 09/30/20	Citibank, N.A.	GBP	1,816	2,268,000	2,377,897	109,897	—
Expiring 09/30/20	Citibank, N.A.	GBP	1,491	1,860,000	1,952,798	92,798	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	2,479	3,065,000	3,245,778	180,778	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	2,280	2,885,000	2,985,787	100,787	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	1,494	1,877,000	1,956,241	79,241	—
Expiring 10/19/20	Barclays Bank PLC	GBP	779	977,000	1,020,129	43,129	—
Expiring 10/19/20	Citibank, N.A.	GBP	645	816,000	844,485	28,485	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	2,002	2,628,752	2,621,739	—	(7,013)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	1,906	2,407,000	2,496,458	89,458	—
Expiring 10/30/20	HSBC Bank USA, N.A.	GBP	3,760	4,598,534	4,924,241	325,707	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/27/20	Bank of America, N.A.	GBP	17,024	$ 22,565,312	$ 22,298,646	$ —	$ (266,666)
Expiring 04/29/21	Citibank, N.A.	GBP	1,569	1,955,460	2,056,497	101,037	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	2,134	1,572,000	1,593,824	21,824	—
Expiring 10/20/20	Citibank, N.A.	CAD	40,071	29,700,411	29,922,003	221,592	—
Expiring 10/20/20	Citibank, N.A.	CAD	3,498	2,585,000	2,611,938	26,938	—
Expiring 10/20/20	Citibank, N.A.	CAD	2,744	2,027,000	2,049,239	22,239	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	10,274	7,670,000	7,671,458	1,458	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	2,874	2,145,000	2,146,246	1,246	—
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	3,455	2,573,000	2,579,593	6,593	—
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	853,005	1,095,000	1,127,234	32,234	—
Expiring 09/16/20	Citibank, N.A.	CLP	9,810,037	12,674,467	12,963,831	289,364	—
Expiring 09/16/20	Citibank, N.A.	CLP	1,633,708	2,007,801	2,158,922	151,121	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	1,621,385	2,116,000	2,142,638	26,638	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,461,761	1,910,000	1,931,697	21,697	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,384,684	1,737,000	1,829,841	92,841	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	1,139,180	1,451,000	1,505,411	54,411	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,470,676	1,913,000	1,943,478	30,478	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,104,125	1,438,000	1,459,086	21,086	—
Expiring 10/29/21	Deutsche Bank AG	CLP	4,289,139	5,419,000	5,669,205	250,205	—
Chinese Renminbi,
Expiring 08/07/20	Bank of America, N.A.	CNH	21,797	3,043,284	3,116,808	73,524	—
Expiring 08/07/20	Barclays Bank PLC	CNH	24,538	3,500,000	3,508,698	8,698	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	95,704	13,306,139	13,684,850	378,711	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	92,207	13,030,759	13,184,853	154,094	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	29,387	4,098,000	4,202,152	104,152	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	12,936	1,841,000	1,849,766	8,766	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/07/20	Citibank, N.A.	CNH	353,761	$ 49,608,914	$ 50,585,004	$ 976,090	$ —
Expiring 08/07/20	Citibank, N.A.	CNH	34,929	4,932,000	4,994,533	62,533	—
Expiring 08/07/20	Citibank, N.A.	CNH	32,655	4,609,000	4,669,376	60,376	—
Expiring 08/07/20	Citibank, N.A.	CNH	29,874	4,203,000	4,271,679	68,679	—
Expiring 08/07/20	Citibank, N.A.	CNH	27,234	3,893,000	3,894,247	1,247	—
Expiring 08/07/20	Goldman Sachs International	CNH	41,030	5,794,172	5,866,900	72,728	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	89,986	12,708,193	12,867,275	159,082	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	40,073	5,712,998	5,730,096	17,098	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	28,725	4,050,000	4,107,512	57,512	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	28,004	3,940,000	4,004,350	64,350	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	22,798	3,220,000	3,259,874	39,874	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	18,560	2,623,000	2,653,936	30,936	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	14,840	2,097,000	2,122,071	25,071	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	13,538	1,933,000	1,935,763	2,763	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	9,291	1,327,000	1,328,523	1,523	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	28,258	3,995,652	4,040,617	44,965	—
Expiring 08/07/20	Morgan Stanley & Co. International PLC	CNH	23,761	3,334,007	3,397,677	63,670	—
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	13,909	1,977,000	1,985,919	8,919	—
Expiring 11/06/20	Barclays Bank PLC	CNH	353,761	50,285,165	50,315,188	30,023	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	65,793	9,377,867	9,357,670	—	(20,197)
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	20,120	2,866,000	2,861,642	—	(4,358)
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	8,689,410	—	(160,324)
Colombian Peso,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	7,672,713	2,057,000	2,048,043	—	(8,957)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	5,147,444	$ 1,374,000	$ 1,373,984	$ —	$ (16)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	2,460,684	649,000	656,819	7,819	—
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	53,363	2,412,000	2,396,127	—	(15,873)
Expiring 10/19/20	Citibank, N.A.	CZK	42,890	1,923,000	1,925,855	2,855	—
Expiring 10/19/20	Goldman Sachs International	CZK	165,442	6,991,449	7,428,738	437,289	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	43,351	1,940,000	1,946,572	6,572	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	26,858	1,185,500	1,206,002	20,502	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	43,980	1,951,000	1,974,806	23,806	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	26,852	1,185,500	1,205,698	20,198	—
Expiring 10/19/20	UBS AG	CZK	42,620	1,916,000	1,913,758	—	(2,242)
Danish Krone,
Expiring 10/19/20	HSBC Bank USA, N.A.	DKK	21,472	3,275,357	3,402,250	126,893	—
Euro,
Expiring 10/19/20	Citibank, N.A.	EUR	4,195	4,780,000	4,950,134	170,134	—
Expiring 10/19/20	Citibank, N.A.	EUR	1,665	1,972,000	1,964,522	—	(7,478)
Expiring 10/19/20	Deutsche Bank AG	EUR	6,476	7,402,061	7,641,678	239,617	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,884	2,223,700	2,222,608	—	(1,092)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,812	2,148,293	2,137,669	—	(10,624)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,793	2,043,945	2,115,371	71,426	—
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	863,349	2,970,000	2,951,552	—	(18,448)
Expiring 10/19/20	Citibank, N.A.	HUF	266,840	890,000	912,251	22,251	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	563,471	1,908,000	1,926,350	18,350	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	266,284	890,000	910,350	20,350	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	281,098	$ 958,000	$ 960,997	$ 2,997	$ —
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	538,306	1,808,000	1,840,320	32,320	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	280,332	900,000	958,377	58,377	—
Expiring 10/19/20	UBS AG	HUF	565,082	1,924,000	1,931,860	7,860	—
Indian Rupee,
Expiring 08/31/20	Citibank, N.A.	INR	200,669	2,654,000	2,668,985	14,985	—
Expiring 08/31/20	Citibank, N.A.	INR	111,552	1,465,000	1,483,696	18,696	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	171,669	2,248,000	2,283,266	35,266	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	133,103	1,778,000	1,770,326	—	(7,674)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	122,882	1,635,000	1,634,380	—	(620)
Expiring 09/16/20	Barclays Bank PLC	INR	144,828	1,918,000	1,922,875	4,875	—
Expiring 09/16/20	Citibank, N.A.	INR	152,414	1,999,185	2,023,590	24,405	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	235,160	3,096,000	3,122,202	26,202	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	159,728	2,121,000	2,120,702	—	(298)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	164,228	2,170,000	2,180,442	10,442	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	95,148	1,262,000	1,263,281	1,281	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	85,996	1,147,000	1,141,768	—	(5,232)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	201,097	2,664,000	2,669,957	5,957	—
Expiring 10/28/20	Citibank, N.A.	INR	2,062,258	26,473,000	27,259,389	786,389	—
Expiring 10/28/20	Citibank, N.A.	INR	147,429	1,894,000	1,948,749	54,749	—
Expiring 10/30/20	Goldman Sachs International	INR	341,407	4,510,000	4,511,859	1,859	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	109,384	1,416,893	1,445,565	28,672	—
Expiring 12/23/20	Goldman Sachs International	INR	216,223	2,832,000	2,841,887	9,887	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/23/20	HSBC Bank USA, N.A.	INR	40,984	$ 527,742	$ 538,671	$ 10,929	$ —
Expiring 02/26/21	Citibank, N.A.	INR	208,727	2,646,000	2,724,961	78,961	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	466,958	5,970,567	6,096,213	125,646	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	364,682	4,915,513	4,760,982	—	(154,531)
Expiring 09/30/21	Goldman Sachs International	INR	512,311	6,725,000	6,529,036	—	(195,964)
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	384,058	4,791,744	4,894,552	102,808	—
Indonesian Rupiah,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	64,182,257	4,211,434	4,327,244	115,810	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	44,952,664	3,076,000	3,030,762	—	(45,238)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	25,196,260	1,724,000	1,698,762	—	(25,238)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	18,928,080	1,296,000	1,276,154	—	(19,846)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	34,631,275	2,294,982	2,334,882	39,900	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	29,572,036	2,027,565	1,993,782	—	(33,783)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	90,935,634	6,019,039	6,130,989	111,950	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	5,801	1,704,975	1,705,000	25	—
Expiring 09/16/20	Barclays Bank PLC	ILS	3,414	999,460	1,003,455	3,995	—
Expiring 09/16/20	Citibank, N.A.	ILS	12,530	3,636,000	3,683,100	47,100	—
Expiring 09/16/20	Citibank, N.A.	ILS	6,452	1,892,000	1,896,338	4,338	—
Expiring 09/16/20	Citibank, N.A.	ILS	3,635	1,065,540	1,068,468	2,928	—
Expiring 09/16/20	Goldman Sachs International	ILS	9,211	2,704,000	2,707,338	3,338	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	14,563	4,222,736	4,280,577	57,841	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	3,813	1,116,000	1,120,678	4,678	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	$ 13,695,000	$ 14,012,089	$ 317,089	$ —
Japanese Yen,
Expiring 08/31/20	BNP Paribas S.A.	JPY	490,298	4,574,000	4,633,338	59,338	—
Expiring 08/31/20	Citibank, N.A.	JPY	337,793	3,149,000	3,192,158	43,158	—
Expiring 08/31/20	Citibank, N.A.	JPY	245,552	2,293,000	2,320,473	27,473	—
Expiring 08/31/20	Goldman Sachs International	JPY	225,233	2,103,000	2,128,462	25,462	—
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	671,719	6,391,000	6,347,775	—	(43,225)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	271,618	2,567,000	2,566,801	—	(199)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	277,713	2,592,000	2,624,404	32,404	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	476,486	4,508,000	4,502,812	—	(5,188)
Expiring 09/30/20	Citibank, N.A.	JPY	484,432	4,508,780	4,579,931	71,151	—
Expiring 10/19/20	Barclays Bank PLC	JPY	1,152,684	10,785,018	10,899,998	114,980	—
Expiring 10/19/20	Citibank, N.A.	JPY	43,400,814	406,907,301	410,406,303	3,499,002	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	630,509	5,999,052	5,962,210	—	(36,842)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	223,443	2,113,378	2,112,921	—	(457)
Expiring 10/19/20	UBS AG	JPY	1,828,063	17,077,602	17,286,513	208,911	—
Expiring 10/30/20	Bank of America, N.A.	JPY	2,675,066	25,122,000	25,298,764	176,764	—
Expiring 10/30/20	Citibank, N.A.	JPY	1,788,610	17,196,518	16,915,328	—	(281,190)
Expiring 11/27/20	Bank of America, N.A.	JPY	490,915	4,594,000	4,645,224	51,224	—
Expiring 11/27/20	Citibank, N.A.	JPY	345,010	3,319,958	3,264,617	—	(55,341)
Expiring 01/29/21	Barclays Bank PLC	JPY	743,615	7,152,001	7,045,011	—	(106,990)
Expiring 01/29/21	Barclays Bank PLC	JPY	438,351	4,154,000	4,152,938	—	(1,062)
Expiring 01/29/21	Citibank, N.A.	JPY	1,004,479	9,689,200	9,516,442	—	(172,758)
Expiring 01/29/21	Citibank, N.A.	JPY	449,088	4,477,000	4,254,661	—	(222,339)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	1,488,986	14,485,000	14,106,657	—	(378,343)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	330,506	3,045,649	3,131,217	85,568	—
Expiring 05/28/21	Citibank, N.A.	JPY	2,043,508	19,781,304	19,395,847	—	(385,457)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/28/21	Citibank, N.A.	JPY	1,579,165	$ 14,774,292	$ 14,988,563	$ 214,271	$ —
Expiring 05/28/21	Deutsche Bank AG	JPY	837,813	7,692,000	7,952,055	260,055	—
Expiring 01/28/22	Citibank, N.A.	JPY	1,712,418	16,719,569	16,315,790	—	(403,779)
Expiring 01/28/22	Deutsche Bank AG	JPY	802,022	7,693,000	7,641,606	—	(51,394)
Expiring 01/28/22	Deutsche Bank AG	JPY	408,984	3,775,000	3,896,764	121,764	—
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	30,507,552	928,552	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	10,156,342	—	(381,658)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	5,072,776	—	(439,224)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,922,290	—	(273,710)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,000	4,934,189	—	(419,811)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	12,117,243	—	(763,757)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	15,814,983	—	(9,381)
Malaysian Ringgit,
Expiring 09/17/20	Barclays Bank PLC	MYR	21,253	4,984,213	5,014,988	30,775	—
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	42,061	1,911,000	1,882,406	—	(28,594)
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	85,098	3,679,000	3,808,440	129,440	—
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	48,881	2,174,000	2,187,589	13,589	—
Expiring 09/17/20	Barclays Bank PLC	MXN	46,167	2,114,515	2,061,609	—	(52,906)
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	182,606	8,275,256	8,154,316	—	(120,940)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	46,032	2,002,395	2,055,572	53,177	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	44,370	1,948,602	1,981,355	32,753	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	30,967	1,345,000	1,382,828	37,828	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	43,881	1,976,807	1,959,514	—	(17,293)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	42,702	1,958,094	1,906,884	—	(51,210)
Expiring 10/30/20	Citibank, N.A.	MXN	106,253	5,262,260	4,720,361	—	(541,899)
Expiring 10/30/20	Citibank, N.A.	MXN	39,210	1,822,826	1,741,943	—	(80,883)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	313,935	$ 14,803,000	$ 13,946,765	$ —	$ (856,235)
Expiring 01/29/21	Citibank, N.A.	MXN	8,706	426,194	382,885	—	(43,309)
Expiring 01/29/21	Goldman Sachs International	MXN	104,180	4,878,269	4,581,895	—	(296,374)
Expiring 01/29/21	Goldman Sachs International	MXN	23,874	1,117,000	1,049,972	—	(67,028)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	36,698	1,702,000	1,613,978	—	(88,022)
Expiring 02/26/21	Citibank, N.A.	MXN	921,100	36,540,000	40,383,266	3,843,266	—
Expiring 02/26/21	Deutsche Bank AG	MXN	254,611	11,920,000	11,162,771	—	(757,229)
Expiring 04/29/21	Goldman Sachs International	MXN	139,828	5,832,000	6,088,068	256,068	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	59,268	2,325,684	2,580,498	254,814	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	100,978	4,601,957	4,396,569	—	(205,388)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	482,401	22,718,000	21,003,578	—	(1,714,422)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,439,124	—	(138,301)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	14,143,284	—	(715,716)
New Taiwanese Dollar,
Expiring 08/31/20	HSBC Bank USA, N.A.	TWD	84,131	2,882,000	2,873,584	—	(8,416)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	62,541	2,138,000	2,136,138	—	(1,862)
Expiring 09/16/20	Barclays Bank PLC	TWD	48,202	1,650,000	1,649,895	—	(105)
Expiring 09/16/20	Credit Suisse International	TWD	75,945	2,593,000	2,599,491	6,491	—
Expiring 09/16/20	Credit Suisse International	TWD	66,761	2,292,000	2,285,146	—	(6,854)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	76,246	2,615,000	2,609,803	—	(5,197)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	119,076	4,070,000	4,075,800	5,800	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	35,696	$ 1,221,000	$ 1,221,821	$ 821	$ —
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	210,041	7,162,507	7,189,385	26,878	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	68,100	2,329,000	2,330,964	1,964	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	552,287	19,304,000	19,392,116	88,116	—
New Zealand Dollar,
Expiring 10/20/20	Citibank, N.A.	NZD	2,322	1,541,000	1,539,707	—	(1,293)
Expiring 10/20/20	Citibank, N.A.	NZD	2,170	1,446,000	1,439,310	—	(6,690)
Expiring 10/20/20	Citibank, N.A.	NZD	1,960	1,286,000	1,299,895	13,895	—
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	21,487	2,294,000	2,361,343	67,343	—
Expiring 10/19/20	Citibank, N.A.	NOK	8,257	911,000	907,403	—	(3,597)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	9,085	998,000	998,376	376	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	8,336	907,000	916,111	9,111	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	13,529	3,862,471	3,825,717	—	(36,754)
Expiring 09/16/20	Citibank, N.A.	PEN	9,727	2,757,016	2,750,545	—	(6,471)
Expiring 09/16/20	Goldman Sachs International	PEN	7,435	2,171,300	2,102,532	—	(68,768)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	82,946	1,651,000	1,684,228	33,228	—
Expiring 09/16/20	Goldman Sachs International	PHP	124,511	2,473,000	2,528,194	55,194	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	86,752	1,724,000	1,761,497	37,497	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	80,179	1,609,000	1,628,046	19,046	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	71,682	1,423,100	1,455,497	32,397	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	69,519	1,403,000	1,411,580	8,580	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	67,455	1,363,000	1,369,674	6,674	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	62,216	1,236,900	1,263,300	26,400	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	60,676	$ 1,207,000	$ 1,232,027	$ 25,027	$ —
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	89,758	1,788,000	1,822,533	34,533	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	5,725	1,525,000	1,529,399	4,399	—
Expiring 10/19/20	Barclays Bank PLC	PLN	5,447	1,433,565	1,455,233	21,668	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	19,689	4,957,210	5,259,847	302,637	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	9,352	2,500,000	2,498,429	—	(1,571)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	6,561	1,750,000	1,752,836	2,836	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	3,410	897,435	911,076	13,641	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	10,396	2,747,000	2,777,397	30,397	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	4,366	1,115,000	1,166,323	51,323	—
Expiring 10/19/20	UBS AG	PLN	8,979	2,415,000	2,398,811	—	(16,189)
Russian Ruble,
Expiring 08/31/20	Barclays Bank PLC	RUB	165,668	2,329,000	2,222,831	—	(106,169)
Expiring 08/31/20	Barclays Bank PLC	RUB	132,124	1,911,000	1,772,758	—	(138,242)
Expiring 08/31/20	Citibank, N.A.	RUB	147,799	2,106,000	1,983,082	—	(122,918)
Expiring 08/31/20	Citibank, N.A.	RUB	136,117	1,972,000	1,826,342	—	(145,658)
Expiring 08/31/20	Citibank, N.A.	RUB	131,006	1,832,000	1,757,766	—	(74,234)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	194,875	2,700,000	2,614,722	—	(85,278)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	188,507	2,595,008	2,529,271	—	(65,737)
Expiring 09/16/20	Barclays Bank PLC	RUB	149,020	2,138,326	1,996,049	—	(142,277)
Expiring 09/16/20	Barclays Bank PLC	RUB	139,313	1,999,302	1,866,034	—	(133,268)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	1,185,790	16,485,904	15,883,071	—	(602,833)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	1,185,790	$ 16,821,504	$ 15,883,071	$ —	$ (938,433)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	95,635	1,363,000	1,280,982	—	(82,018)
Expiring 10/30/20	Deutsche Bank AG	RUB	106,001	1,594,000	1,413,437	—	(180,563)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	388,078	4,690,051	5,174,709	484,658	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,725,271	24,720,000	22,876,440	—	(1,843,560)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	86,541	1,037,166	1,147,503	110,337	—
Expiring 02/26/21	Deutsche Bank AG	RUB	496,590	6,278,000	6,540,193	262,193	—
Expiring 02/26/21	Goldman Sachs International	RUB	690,766	9,971,000	9,097,535	—	(873,465)
Expiring 04/28/21	Goldman Sachs International	RUB	895,132	12,362,000	11,713,980	—	(648,020)
Expiring 04/29/21	Goldman Sachs International	RUB	135,453	1,909,000	1,772,398	—	(136,602)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	174,900	2,054,500	2,288,554	234,054	—
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	2,778	2,000,000	2,021,738	21,738	—
Expiring 09/16/20	BNP Paribas S.A.	SGD	4,423	3,193,000	3,219,559	26,559	—
Expiring 09/16/20	Citibank, N.A.	SGD	3,184	2,290,948	2,317,292	26,344	—
Expiring 09/16/20	Credit Suisse International	SGD	6,460	4,660,000	4,702,203	42,203	—
Expiring 09/16/20	Credit Suisse International	SGD	3,647	2,651,000	2,654,768	3,768	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	26,511	19,087,803	19,296,656	208,853	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,847	4,226,757	4,255,715	28,958	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	5,248	3,776,000	3,820,037	44,037	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	4,491	3,272,000	3,268,863	—	(3,137)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	3,314	2,378,000	2,411,826	33,826	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 08/31/20	Bank of America, N.A.	ZAR	27,897	$ 1,680,000	$ 1,626,475	$ —	$ (53,525)
Expiring 08/31/20	Barclays Bank PLC	ZAR	44,179	2,609,000	2,575,809	—	(33,191)
Expiring 08/31/20	Barclays Bank PLC	ZAR	6,040	391,342	352,182	—	(39,160)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	45,248	3,035,141	2,638,113	—	(397,028)
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	50,757	2,895,000	2,959,330	64,330	—
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	48,606	2,817,000	2,833,898	16,898	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	ZAR	100,899	5,591,962	5,882,746	290,784	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	28,496	1,712,000	1,658,461	—	(53,539)
Expiring 09/16/20	Barclays Bank PLC	ZAR	23,584	1,424,000	1,372,615	—	(51,385)
Expiring 09/16/20	Barclays Bank PLC	ZAR	19,923	1,184,000	1,159,501	—	(24,499)
Expiring 09/16/20	Barclays Bank PLC	ZAR	18,887	1,101,000	1,099,217	—	(1,783)
Expiring 09/16/20	Citibank, N.A.	ZAR	16,811	960,000	978,419	18,419	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	24,773	1,489,000	1,441,789	—	(47,211)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	18,926	1,130,000	1,101,478	—	(28,522)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	17,763	1,059,000	1,033,836	—	(25,164)
Expiring 09/30/20	Barclays Bank PLC	ZAR	60,930	4,051,742	3,540,667	—	(511,075)
Expiring 09/30/20	Citibank, N.A.	ZAR	141,062	8,689,000	8,197,132	—	(491,868)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	11,451	750,000	665,412	—	(84,588)
Expiring 12/23/20	Barclays Bank PLC	ZAR	40,681	2,595,749	2,344,173	—	(251,576)
Expiring 01/29/21	Barclays Bank PLC	ZAR	82,671	5,095,122	4,745,827	—	(349,295)
Expiring 01/29/21	Barclays Bank PLC	ZAR	52,387	3,325,892	3,007,316	—	(318,576)
Expiring 01/29/21	Goldman Sachs International	ZAR	53,446	3,511,000	3,068,146	—	(442,854)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	120,569	8,081,000	6,921,387	—	(1,159,613)
Expiring 02/26/21	Bank of America, N.A.	ZAR	10,331	628,000	591,380	—	(36,620)
Expiring 02/26/21	Deutsche Bank AG	ZAR	50,651	3,245,000	2,899,550	—	(345,450)
Expiring 02/26/21	Goldman Sachs International	ZAR	504,558	27,744,000	28,883,639	1,139,639	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/29/21	Goldman Sachs International	ZAR	30,290	$ 1,589,000	$ 1,723,294	$ 134,294	$ —
Expiring 12/23/21	Goldman Sachs International	ZAR	199,522	10,565,000	11,084,192	519,192	—
South Korean Won,
Expiring 08/31/20	Barclays Bank PLC	KRW	3,147,408	2,640,000	2,633,814	—	(6,186)
Expiring 08/31/20	Citibank, N.A.	KRW	3,495,934	2,874,000	2,925,467	51,467	—
Expiring 08/31/20	Citibank, N.A.	KRW	2,577,762	2,092,000	2,157,123	65,123	—
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	3,676,395	3,085,000	3,076,481	—	(8,519)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	2,465,551	2,064,000	2,063,223	—	(777)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	2,615,109	2,117,000	2,188,376	71,376	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	2,391,675	1,967,000	2,001,402	34,402	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	1,834,577	1,530,000	1,535,211	5,211	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	2,995,245	2,475,000	2,506,481	31,481	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	2,402,218	1,999,000	2,010,225	11,225	—
Expiring 09/16/20	Citibank, N.A.	KRW	2,392,326	1,979,911	2,002,255	22,344	—
Expiring 09/16/20	Credit Suisse International	KRW	3,301,425	2,770,000	2,763,124	—	(6,876)
Expiring 09/16/20	Credit Suisse International	KRW	2,629,809	2,197,000	2,201,016	4,016	—
Expiring 09/16/20	Credit Suisse International	KRW	2,319,852	1,940,000	1,941,598	1,598	—
Expiring 09/16/20	Goldman Sachs International	KRW	3,196,397	2,668,000	2,675,221	7,221	—
Expiring 09/16/20	Goldman Sachs International	KRW	2,186,196	1,817,000	1,829,735	12,735	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	45,711,947	38,145,739	38,258,566	112,827	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	5,544,280	4,631,000	4,640,279	9,279	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	4,726,799	3,916,187	3,956,089	39,902	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,674,155	$ 2,247,000	$ 2,238,131	$ —	$ (8,869)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,590,201	2,146,000	2,167,866	21,866	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,080,993	1,744,000	1,741,685	—	(2,315)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	5,276,700	4,400,000	4,416,329	16,329	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	4,703,419	3,916,187	3,936,522	20,335	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	4,252,223	3,544,000	3,558,894	14,894	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,965,273	2,484,825	2,481,782	—	(3,043)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,411,570	2,007,801	2,018,361	10,560	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	2,409,750	2,021,619	2,016,837	—	(4,782)
Expiring 10/30/20	BNP Paribas S.A.	KRW	10,138,442	8,909,000	8,487,182	—	(421,818)
Expiring 10/30/20	Citibank, N.A.	KRW	8,127,244	6,677,000	6,803,551	126,551	—
Expiring 10/30/20	Citibank, N.A.	KRW	328,910	268,000	275,340	7,340	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	3,104,580	2,605,388	2,598,934	—	(6,454)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	KRW	34,725,618	28,501,000	29,069,817	568,817	—
Expiring 04/29/21	Citibank, N.A.	KRW	9,737,440	7,963,362	8,164,352	200,990	—
Expiring 04/29/21	Goldman Sachs International	KRW	735,965	610,000	617,070	7,070	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	7,160,671	5,914,000	6,003,862	89,862	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	15,153,153	12,858,000	12,712,556	—	(145,444)
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	84,198	9,116,527	9,597,126	480,599	—
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	1,549	1,656,000	1,697,608	41,608	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	2,067	$ 2,205,000	$ 2,265,042	$ 60,042	$ —
Expiring 10/30/20	Goldman Sachs International	CHF	8,271	8,946,000	9,067,813	121,813	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	3,720	3,945,000	4,078,293	133,293	—
Expiring 10/30/20	UBS AG	CHF	3,887	4,001,182	4,260,947	259,765	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	114,095	3,618,900	3,658,435	39,535	—
Expiring 09/16/20	BNP Paribas S.A.	THB	28,678	929,880	919,549	—	(10,331)
Expiring 09/16/20	Citibank, N.A.	THB	58,379	1,846,000	1,871,926	25,926	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	133,783	4,241,754	4,289,725	47,971	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	123,178	3,979,000	3,949,681	—	(29,319)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	100,888	3,250,000	3,234,962	—	(15,038)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	67,692	2,188,000	2,170,545	—	(17,455)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	53,704	1,738,000	1,722,017	—	(15,983)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	52,343	1,696,000	1,678,380	—	(17,620)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	51,077	1,623,000	1,637,764	14,764	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	46,032	1,465,000	1,476,002	11,002	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	229,475	7,369,718	7,358,068	—	(11,650)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	140,521	4,513,000	4,505,779	—	(7,221)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	96,986	3,123,000	3,109,832	—	(13,168)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	68,478	2,158,000	2,195,726	37,726	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	66,784	2,151,000	2,141,427	—	(9,573)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	55,174	1,776,000	1,769,149	—	(6,851)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	50,982	1,653,120	1,634,737	—	(18,383)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	17,780	$ 2,530,000	$ 2,456,236	$ —	$ (73,764)
Expiring 09/16/20	Barclays Bank PLC	TRY	16,744	2,382,000	2,313,044	—	(68,956)
Expiring 09/16/20	Barclays Bank PLC	TRY	11,067	1,568,000	1,528,875	—	(39,125)
Expiring 09/16/20	Barclays Bank PLC	TRY	7,326	1,046,000	1,012,093	—	(33,907)
Expiring 09/16/20	Citibank, N.A.	TRY	86,990	12,545,000	12,017,031	—	(527,969)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	20,297	2,866,000	2,803,839	—	(62,161)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	10,704	1,515,000	1,478,656	—	(36,344)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	9,979	1,408,000	1,378,561	—	(29,439)
Expiring 10/30/20	Barclays Bank PLC	TRY	6,807	978,311	921,772	—	(56,539)
Expiring 10/30/20	Barclays Bank PLC	TRY	1,883	300,676	255,033	—	(45,643)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	TRY	4,818	697,000	652,442	—	(44,558)
Expiring 12/23/20	Barclays Bank PLC	TRY	12,902	1,646,531	1,698,259	51,728	—
Expiring 12/23/20	Goldman Sachs International	TRY	5,343	836,000	703,249	—	(132,751)
Expiring 02/26/21	Barclays Bank PLC	TRY	26,637	3,375,579	3,390,258	14,679	—
Expiring 02/26/21	Barclays Bank PLC	TRY	14,639	2,008,630	1,863,257	—	(145,373)
Expiring 02/26/21	Barclays Bank PLC	TRY	10,388	1,610,958	1,322,153	—	(288,805)
Expiring 02/26/21	Barclays Bank PLC	TRY	10,093	1,396,000	1,284,624	—	(111,376)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	154,606	18,616,000	19,677,887	1,061,887	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	1,287,000	1,217,973	—	(69,027)
Expiring 05/28/21	Goldman Sachs International	TRY	3,514	507,678	427,265	—	(80,413)
				$2,487,333,701	$2,469,486,220	33,543,247	(51,390,728)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	1,488	$ 1,020,707	$ 1,062,969	$ —	$ (42,262)
Expiring 08/31/20	BNP Paribas S.A.	AUD	4,747	3,247,000	3,391,629	—	(144,629)
Expiring 08/31/20	Citibank, N.A.	AUD	4,924	3,237,511	3,518,390	—	(280,879)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/31/20	Citibank, N.A.	AUD	2,975	$ 2,040,000	$ 2,126,015	$ —	$ (86,015)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	2,462	1,759,000	1,759,505	—	(505)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	3,804	2,728,000	2,717,855	10,145	—
Expiring 10/20/20	Citibank, N.A.	AUD	2,951	2,063,000	2,108,589	—	(45,589)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	49,448	34,355,893	35,337,545	—	(981,652)
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	2,575	1,766,733	1,840,295	—	(73,562)
Expiring 01/29/21	Barclays Bank PLC	AUD	17,022	11,081,492	12,165,994	—	(1,084,502)
Expiring 05/28/21	Barclays Bank PLC	AUD	42,218	27,447,706	30,168,438	—	(2,720,732)
Expiring 05/28/21	Citibank, N.A.	AUD	15,791	9,926,904	11,283,616	—	(1,356,712)
Expiring 05/28/21	Citibank, N.A.	AUD	5,809	3,819,406	4,151,293	—	(331,887)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	10,675	2,007,801	2,045,970	—	(38,169)
Expiring 08/04/20	Citibank, N.A.	BRL	5,371	1,002,000	1,029,335	—	(27,335)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	10,671	2,006,283	2,045,288	—	(39,005)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	126,427	24,054,241	24,231,442	—	(177,201)
Expiring 08/31/20	Citibank, N.A.	BRL	13,140	2,387,000	2,515,542	—	(128,542)
Expiring 08/31/20	Citibank, N.A.	BRL	10,340	1,928,000	1,979,414	—	(51,414)
Expiring 08/31/20	Citibank, N.A.	BRL	2,686	663,819	514,146	149,673	—
Expiring 08/31/20	Deutsche Bank AG	BRL	28,784	6,280,000	5,510,343	769,657	—
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	36,633	6,999,000	7,012,801	—	(13,801)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	16,268	3,198,000	3,114,311	83,689	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	125,322	23,830,189	23,989,635	—	(159,446)
Expiring 12/23/20	Citibank, N.A.	BRL	19,657	4,824,000	3,750,253	1,073,747	—
Expiring 12/23/20	Citibank, N.A.	BRL	4,358	1,065,453	831,491	233,962	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	46,068	$ 11,571,000	$ 8,788,851	$ 2,782,149	$ —
Expiring 01/29/21	Bank of America, N.A.	BRL	5,513	1,324,200	1,050,395	273,805	—
Expiring 01/29/21	Citibank, N.A.	BRL	43,567	10,642,000	8,301,432	2,340,568	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	164,453	31,665,219	31,335,396	329,823	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	79,021	18,313,000	15,056,806	3,256,194	—
Expiring 02/26/21	Citibank, N.A.	BRL	16,276	3,169,000	3,098,087	70,913	—
Expiring 03/31/21	Citibank, N.A.	BRL	122,798	28,955,000	23,346,016	5,608,984	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	23,832	5,878,515	4,530,773	1,347,742	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	7,590	1,538,000	1,441,550	96,450	—
Expiring 04/29/21	Deutsche Bank AG	BRL	22,701	4,218,000	4,311,406	—	(93,406)
Expiring 04/29/21	Deutsche Bank AG	BRL	8,405	1,538,000	1,596,302	—	(58,302)
Expiring 04/29/21	Deutsche Bank AG	BRL	3,206	561,000	608,903	—	(47,903)
Expiring 05/28/21	BNP Paribas S.A.	BRL	26,535	5,366,000	5,031,151	334,849	—
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	18,943,171	4,352,829	—
Expiring 09/30/21	Deutsche Bank AG	BRL	121,158	26,978,000	22,758,128	4,219,872	—
Expiring 01/28/22	Citibank, N.A.	BRL	83,680	14,917,000	15,543,847	—	(626,847)
Expiring 01/28/22	Deutsche Bank AG	BRL	113,456	24,675,000	21,074,689	3,600,311	—
British Pound,
Expiring 09/30/20	BNP Paribas S.A.	GBP	1,765	2,215,000	2,311,579	—	(96,579)
Expiring 09/30/20	Citibank, N.A.	GBP	2,038	2,532,000	2,668,782	—	(136,782)
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	1,143	1,397,686	1,496,730	—	(99,044)
Expiring 10/19/20	Barclays Bank PLC	GBP	20,792	26,335,378	27,228,023	—	(892,645)
Expiring 10/19/20	BNP Paribas S.A.	GBP	2,019	2,551,628	2,644,504	—	(92,876)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	41,584	52,654,912	54,456,046	—	(1,801,134)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	20,792	$ 26,223,163	$ 27,228,023	$ —	$ (1,004,860)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,469,519	—	(27,863)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	7,993	10,441,656	10,469,519	—	(27,863)
Expiring 04/29/21	Bank of America, N.A.	GBP	4,512	5,687,196	5,913,906	—	(226,710)
Expiring 05/28/21	Bank of America, N.A.	GBP	3,167	3,992,257	4,151,366	—	(159,109)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	433,630	533,000	573,035	—	(40,035)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	28,784,123	35,322,277	38,037,826	—	(2,715,549)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	1,818,093	2,214,000	2,402,584	—	(188,584)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	723,877	889,000	956,594	—	(67,594)
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	5,924,774	—	(237,774)
Chinese Renminbi,
Expiring 08/07/20	Barclays Bank PLC	CNH	353,761	50,558,977	50,585,003	—	(26,026)
Expiring 08/07/20	Citibank, N.A.	CNH	125,258	17,912,880	17,910,905	1,975	—
Expiring 08/07/20	Citibank, N.A.	CNH	18,015	2,527,509	2,576,017	—	(48,508)
Expiring 08/07/20	Credit Suisse International	CNH	21,313	3,041,000	3,047,553	—	(6,553)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	24,822	3,531,000	3,549,327	—	(18,327)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	24,101	3,378,483	3,446,268	—	(67,785)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	22,303	3,183,000	3,189,172	—	(6,172)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	9,004	1,270,408	1,287,449	—	(17,041)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	8,965	1,251,464	1,281,865	—	(30,401)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	7,684	$ 1,080,431	$ 1,098,698	$ —	$ (18,267)
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	23,130	3,234,000	3,307,453	—	(73,453)
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	13,464	1,920,000	1,922,427	—	(2,427)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	8,864,088	8,689,409	174,679	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	13,306	1,845,000	1,867,519	—	(22,519)
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	6,791,430	1,796,000	1,812,806	—	(16,806)
Expiring 09/16/20	BNP Paribas S.A.	COP	19,935,982	5,564,824	5,321,422	243,402	—
Expiring 09/16/20	Citibank, N.A.	COP	7,576,911	1,999,185	2,022,471	—	(23,286)
Expiring 09/16/20	Goldman Sachs International	COP	19,982,117	5,569,773	5,333,737	236,036	—
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	4,142,296	1,135,000	1,105,685	29,315	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	18,976,973	5,267,723	5,065,438	202,285	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	11,917,634	3,155,000	3,181,121	—	(26,121)
Czech Koruna,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	16,214	695,000	728,047	—	(33,047)
Euro,
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,460	2,752,642	2,899,652	—	(147,010)
Expiring 10/19/20	BNP Paribas S.A.	EUR	54,209	61,569,389	63,964,204	—	(2,394,815)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	3,895	4,613,380	4,596,136	17,244	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	3,540	4,161,000	4,177,037	—	(16,037)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,801	2,055,502	2,124,965	—	(69,463)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,152	1,303,713	1,359,392	—	(55,679)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	52,924	59,865,107	62,447,266	—	(2,582,159)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	4,675	$ 5,324,772	$ 5,516,814	$ —	$ (192,042)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	2,224	2,590,400	2,623,832	—	(33,432)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	2,047	2,364,757	2,414,760	—	(50,003)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	2,003	2,249,473	2,364,329	—	(114,856)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	1,949	2,126,931	2,299,791	—	(172,860)
Expiring 12/02/20	Citibank, N.A.	EUR	46,760	53,017,977	55,229,161	—	(2,211,184)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	2,336	2,552,757	2,760,449	—	(207,692)
Hong Kong Dollar,
Expiring 08/07/20	HSBC Bank USA, N.A.	HKD	29,768	3,838,184	3,840,929	—	(2,745)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	1,830,195	5,846,146	6,256,928	—	(410,782)
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	133,312	1,749,000	1,769,970	—	(20,970)
Expiring 09/16/20	Citibank, N.A.	INR	138,384	1,811,000	1,837,309	—	(26,309)
Expiring 09/16/20	Citibank, N.A.	INR	133,013	1,746,000	1,766,005	—	(20,005)
Expiring 09/16/20	Credit Suisse International	INR	171,695	2,250,000	2,279,587	—	(29,587)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	253,237	3,298,000	3,362,211	—	(64,211)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	342,989	4,463,000	4,553,846	—	(90,846)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	264,615	3,435,000	3,513,280	—	(78,280)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	237,711	3,096,000	3,156,073	—	(60,073)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	170,692	2,241,000	2,266,274	—	(25,274)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	128,330	1,665,000	1,703,828	—	(38,828)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	119,202	$ 1,565,352	$ 1,582,632	$ —	$ (17,280)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	93,834	1,229,000	1,245,830	—	(16,830)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	79,466	1,058,000	1,055,070	2,930	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	129,218	1,681,000	1,715,626	—	(34,626)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	114,618	1,493,400	1,521,782	—	(28,382)
Expiring 10/28/20	Goldman Sachs International	INR	861,650	11,737,500	11,389,481	348,019	—
Expiring 10/28/20	HSBC Bank USA, N.A.	INR	1,348,037	17,463,884	17,818,658	—	(354,774)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	450,791	5,890,000	5,957,424	—	(67,424)
Expiring 12/23/20	BNP Paribas S.A.	INR	257,208	3,333,000	3,380,558	—	(47,558)
Expiring 02/26/21	Bank of America, N.A.	INR	257,903	3,425,000	3,366,959	58,041	—
Expiring 02/26/21	Citibank, N.A.	INR	331,407	4,203,000	4,326,566	—	(123,566)
Expiring 02/26/21	Goldman Sachs International	INR	96,088	1,250,000	1,254,438	—	(4,438)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	595,955	7,666,000	7,780,287	—	(114,287)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	301,577	3,855,000	3,911,160	—	(56,160)
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,423,588	154,412	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	108,928,112	7,546,111	7,344,062	202,049	—
Expiring 09/16/20	Citibank, N.A.	IDR	81,525,787	5,735,598	5,496,565	239,033	—
Expiring 09/16/20	Citibank, N.A.	IDR	17,589,249	1,196,000	1,185,888	10,112	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	46,977,638	3,168,000	3,167,288	712	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	45,029,074	3,069,000	3,035,913	33,087	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	36,009,399	2,427,000	2,427,796	—	(796)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	26,771,250	$ 1,815,000	$ 1,804,949	$ 10,051	$ —
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	22,644,216	1,506,000	1,526,700	—	(20,700)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	36,019,152	2,439,000	2,428,454	10,546	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	26,622,298	1,869,000	1,794,907	74,093	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	25,707,000	1,804,000	1,733,196	70,804	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	23,886,038	1,606,000	1,610,425	—	(4,425)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	20,753,652	1,408,000	1,399,236	8,764	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	6,279	1,827,000	1,845,635	—	(18,635)
Expiring 09/16/20	Citibank, N.A.	ILS	9,918	2,876,000	2,915,191	—	(39,191)
Expiring 09/16/20	Citibank, N.A.	ILS	6,664	1,930,000	1,958,932	—	(28,932)
Expiring 09/16/20	Citibank, N.A.	ILS	6,461	1,879,000	1,899,005	—	(20,005)
Expiring 09/16/20	Citibank, N.A.	ILS	6,242	1,810,000	1,834,633	—	(24,633)
Expiring 06/30/21	Barclays Bank PLC	ILS	13,689	4,067,352	4,051,391	15,961	—
Expiring 06/30/21	Citibank, N.A.	ILS	33,655	9,997,000	9,960,698	36,302	—
Japanese Yen,
Expiring 08/31/20	Bank of America, N.A.	JPY	384,511	3,595,000	3,633,648	—	(38,648)
Expiring 08/31/20	Barclays Bank PLC	JPY	428,862	3,993,000	4,052,763	—	(59,763)
Expiring 08/31/20	BNP Paribas S.A.	JPY	252,525	2,345,000	2,386,374	—	(41,374)
Expiring 08/31/20	BNP Paribas S.A.	JPY	227,801	2,113,000	2,152,727	—	(39,727)
Expiring 08/31/20	Citibank, N.A.	JPY	266,756	2,542,000	2,520,852	21,148	—
Expiring 08/31/20	Citibank, N.A.	JPY	266,136	2,485,000	2,514,993	—	(29,993)
Expiring 08/31/20	Citibank, N.A.	JPY	232,424	2,161,000	2,196,421	—	(35,421)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	289,859	2,673,000	2,739,181	—	(66,181)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	218,548	2,034,000	2,065,292	—	(31,292)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	216,080	2,022,000	2,041,968	—	(19,968)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	319,467	2,991,000	3,018,977	—	(27,977)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	484,097	$ 4,514,000	$ 4,574,742	$ —	$ (60,742)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	258,291	2,460,000	2,440,857	19,143	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	181,754	1,689,833	1,717,581	—	(27,748)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	645,461	5,912,153	6,102,332	—	(190,179)
Expiring 10/30/20	Bank of America, N.A.	JPY	2,620,047	24,491,000	24,778,438	—	(287,438)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	1,843,629	16,911,037	17,435,654	—	(524,617)
Expiring 11/27/20	Bank of America, N.A.	JPY	644,087	6,027,000	6,094,601	—	(67,601)
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	358,416	3,431,792	3,391,670	40,122	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	24,399	224,106	230,884	—	(6,778)
Expiring 12/30/20	Bank of America, N.A.	JPY	717,296	6,918,360	6,791,670	126,690	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	423,918	3,899,038	4,013,843	—	(114,805)
Expiring 01/29/21	Bank of America, N.A.	JPY	931,761	8,797,000	8,827,505	—	(30,505)
Expiring 01/29/21	Citibank, N.A.	JPY	1,010,155	9,887,000	9,570,211	316,789	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,353,580	12,882,038	12,823,825	58,213	—
Expiring 05/28/21	Deutsche Bank AG	JPY	2,147,199	20,504,000	20,380,032	123,968	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	1,620,971	15,011,043	15,385,364	—	(374,321)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	295,377	2,742,808	2,805,532	—	(62,724)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/28/22	Citibank, N.A.	JPY	2,138,817	$ 20,118,684	$ 20,378,488	$ —	$ (259,804)
Expiring 10/31/23	Bank of America, N.A.	JPY	3,313,990	32,471,000	31,997,258	473,742	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	16,214,293	431,707	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	6,071,997	454,057	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	1,111,827	—	(8,933)
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	38,784	1,649,523	1,735,711	—	(86,188)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	48,100	2,148,293	2,147,928	365	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	42,578	1,887,000	1,901,310	—	(14,310)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	41,462	1,822,000	1,851,497	—	(29,497)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,807	962,000	973,800	—	(11,800)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,040	934,000	939,541	—	(5,541)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	16,783	739,000	749,451	—	(10,451)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	46,087	2,007,801	2,058,028	—	(50,227)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	45,464	1,948,602	2,030,214	—	(81,612)
Expiring 10/30/20	Deutsche Bank AG	MXN	459,398	20,095,000	20,409,069	—	(314,069)
Expiring 01/29/21	Citibank, N.A.	MXN	173,457	8,253,000	7,628,732	624,268	—
Expiring 02/26/21	Deutsche Bank AG	MXN	495,889	19,504,000	21,740,982	—	(2,236,982)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	519,408	20,582,043	22,772,122	—	(2,190,079)
Expiring 04/29/21	Citibank, N.A.	MXN	173,868	8,546,000	7,570,173	975,827	—
Expiring 04/29/21	Citibank, N.A.	MXN	91,630	4,427,931	3,989,543	438,388	—
Expiring 04/29/21	Deutsche Bank AG	MXN	244,397	9,530,000	10,640,961	—	(1,110,961)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	238,725	11,024,000	10,393,998	630,002	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	138,424	$ 6,479,000	$ 6,026,930	$ 452,070	$ —
Expiring 02/25/22	Goldman Sachs International	MXN	54,150	2,184,000	2,280,036	—	(96,036)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	18,582,408	1,529,515	—
New Taiwanese Dollar,
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	60,073	2,044,000	2,051,854	—	(7,854)
Expiring 09/16/20	Citibank, N.A.	TWD	149,316	5,130,000	5,110,884	19,116	—
Expiring 09/16/20	Citibank, N.A.	TWD	74,925	2,561,000	2,564,562	—	(3,562)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	66,901	2,283,000	2,289,926	—	(6,926)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	56,930	1,947,000	1,948,642	—	(1,642)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	158,510	5,404,000	5,425,574	—	(21,574)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	129,453	4,416,000	4,430,984	—	(14,984)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	111,614	3,807,000	3,820,374	—	(13,374)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	66,811	2,290,000	2,286,836	3,164	—
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	38,278	25,201,640	25,386,657	—	(185,017)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	30,130	3,204,633	3,311,222	—	(106,589)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	5,229	1,510,880	1,478,684	32,196	—
Expiring 09/16/20	Citibank, N.A.	PEN	12,233	3,444,000	3,459,388	—	(15,388)
Expiring 09/16/20	Citibank, N.A.	PEN	9,481	2,730,000	2,681,116	48,884	—
Expiring 09/16/20	Citibank, N.A.	PEN	7,990	2,256,000	2,259,458	—	(3,458)
Expiring 09/16/20	Citibank, N.A.	PEN	6,381	1,817,000	1,804,360	12,640	—
Expiring 09/16/20	Citibank, N.A.	PEN	6,375	1,823,000	1,802,668	20,332	—
Expiring 09/16/20	Citibank, N.A.	PEN	6,210	1,802,000	1,755,960	46,040	—
Expiring 09/16/20	Citibank, N.A.	PEN	6,189	1,767,000	1,750,068	16,932	—
Expiring 09/16/20	Citibank, N.A.	PEN	6,061	1,733,000	1,713,902	19,098	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PEN	4,025	$ 1,143,000	$ 1,138,300	$ 4,700	$ —
Expiring 09/16/20	Goldman Sachs International	PEN	3,529	1,000,000	997,893	2,107	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	3,494	991,000	987,973	3,027	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	6,401	1,848,000	1,810,165	37,835	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	6,384	1,810,000	1,805,342	4,658	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	70,501	1,398,000	1,431,529	—	(33,529)
Expiring 09/16/20	Citibank, N.A.	PHP	318,718	6,269,414	6,471,589	—	(202,175)
Expiring 09/16/20	Citibank, N.A.	PHP	174,302	3,474,225	3,539,208	—	(64,983)
Expiring 09/16/20	Citibank, N.A.	PHP	32,458	645,736	659,060	—	(13,324)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	340,687	6,719,131	6,917,663	—	(198,532)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	147,043	2,961,000	2,985,721	—	(24,721)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	49,714	994,131	1,009,445	—	(15,314)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	107,739	2,183,000	2,187,639	—	(4,639)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	56,819	1,133,000	1,153,709	—	(20,709)
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	5,981	1,522,000	1,597,839	—	(75,839)
Russian Ruble,
Expiring 08/31/20	Citibank, N.A.	RUB	231,264	3,129,000	3,102,970	26,030	—
Expiring 08/31/20	HSBC Bank USA, N.A.	RUB	274,390	3,807,000	3,681,598	125,402	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	166,303	2,283,000	2,231,355	51,645	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	133,585	1,890,000	1,792,368	97,632	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	129,981	1,846,000	1,744,015	101,985	—
Expiring 09/16/20	Barclays Bank PLC	RUB	138,225	1,948,602	1,851,457	97,145	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	RUB	108,374	$ 1,523,000	$ 1,451,622	$ 71,378	$ —
Expiring 09/16/20	Barclays Bank PLC	RUB	96,977	1,351,000	1,298,959	52,041	—
Expiring 09/16/20	Barclays Bank PLC	RUB	78,127	1,071,000	1,046,478	24,522	—
Expiring 09/16/20	Citibank, N.A.	RUB	1,121,760	16,011,067	15,025,425	985,642	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	77,522	1,072,000	1,038,365	33,635	—
Expiring 09/16/20	UBS AG	RUB	90,521	1,295,000	1,212,478	82,522	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	494,079	7,610,000	6,588,146	1,021,854	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,300,164	17,637,000	17,239,692	397,308	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	511,647	7,179,000	6,784,251	394,749	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	1,187,356	14,016,713	15,637,728	—	(1,621,015)
Expiring 04/28/21	Goldman Sachs International	RUB	1,600,665	20,861,000	20,946,791	—	(85,791)
Expiring 04/29/21	Deutsche Bank AG	RUB	310,353	4,577,000	4,060,952	516,048	—
Expiring 06/30/21	Goldman Sachs International	RUB	1,584,843	21,734,000	20,605,875	1,128,125	—
Singapore Dollar,
Expiring 09/16/20	Credit Suisse International	SGD	2,606	1,870,000	1,897,103	—	(27,103)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	5,907	4,241,000	4,299,412	—	(58,412)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	3,341	2,399,000	2,431,500	—	(32,500)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	3,338	2,401,000	2,429,456	—	(28,456)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	2,790	2,002,000	2,031,012	—	(29,012)
South African Rand,
Expiring 08/31/20	Goldman Sachs International	ZAR	69,578	4,044,000	4,056,637	—	(12,637)
Expiring 09/16/20	Barclays Bank PLC	ZAR	13,064	758,000	760,330	—	(2,330)
Expiring 09/16/20	Citibank, N.A.	ZAR	306,826	18,038,516	17,857,384	181,132	—
Expiring 09/16/20	Citibank, N.A.	ZAR	25,560	1,496,000	1,487,604	8,396	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	22,449	$ 1,299,000	$ 1,306,520	$ —	$ (7,520)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	33,106	1,976,807	1,926,791	50,016	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	19,202	1,108,498	1,117,580	—	(9,082)
Expiring 09/30/20	Barclays Bank PLC	ZAR	46,535	3,000,925	2,704,147	296,778	—
Expiring 09/30/20	Goldman Sachs International	ZAR	27,092	1,693,000	1,574,338	118,662	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	139,816	9,509,000	8,124,727	1,384,273	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	217,589	13,853,000	12,490,974	1,362,026	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	91,483	5,897,000	5,251,703	645,297	—
Expiring 02/26/21	Bank of America, N.A.	ZAR	280,688	14,352,298	16,068,101	—	(1,715,803)
Expiring 02/26/21	Barclays Bank PLC	ZAR	60,982	3,433,390	3,490,930	—	(57,540)
Expiring 02/26/21	Goldman Sachs International	ZAR	276,801	15,878,000	15,845,604	32,396	—
Expiring 02/26/21	Goldman Sachs International	ZAR	168,141	8,884,000	9,625,294	—	(741,294)
Expiring 04/29/21	Goldman Sachs International	ZAR	49,994	2,791,000	2,844,276	—	(53,276)
Expiring 12/23/21	Barclays Bank PLC	ZAR	121,563	6,557,501	6,753,272	—	(195,771)
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,173,024	158,976	—
South Korean Won,
Expiring 08/31/20	Citibank, N.A.	KRW	2,263,957	1,876,000	1,894,525	—	(18,525)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	2,613,706	2,177,000	2,187,202	—	(10,202)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	2,429,261	2,019,000	2,032,854	—	(13,854)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	3,787,298	$ 3,122,000	$ 3,169,287	$ —	$ (47,287)
Expiring 09/16/20	Credit Suisse International	KRW	3,840,772	3,180,000	3,214,530	—	(34,530)
Expiring 09/16/20	Goldman Sachs International	KRW	2,150,766	1,800,000	1,800,081	—	(81)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,059,714	1,714,000	1,723,875	—	(9,875)
Expiring 10/30/20	Citibank, N.A.	KRW	25,803,621	21,971,000	21,600,956	370,044	—
Expiring 10/30/20	Citibank, N.A.	KRW	17,378,151	14,174,906	14,547,752	—	(372,846)
Expiring 10/30/20	Deutsche Bank AG	KRW	13,243,022	11,446,000	11,086,116	359,884	—
Expiring 04/29/21	Citibank, N.A.	KRW	11,269,475	9,309,000	9,448,887	—	(139,887)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	18,263,582	15,268,000	15,313,092	—	(45,092)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	36,758,376	30,755,000	30,832,153	—	(77,153)
Expiring 07/30/21	Deutsche Bank AG	KRW	14,800,914	12,618,000	12,417,050	200,950	—
Swedish Krona,
Expiring 10/19/20	Citibank, N.A.	SEK	15,528	1,756,000	1,769,972	—	(13,972)
Swiss Franc,
Expiring 10/19/20	BNP Paribas S.A.	CHF	1,415	1,509,000	1,550,348	—	(41,348)
Expiring 10/19/20	Citibank, N.A.	CHF	3,989	4,250,000	4,371,940	—	(121,940)
Expiring 10/19/20	Citibank, N.A.	CHF	2,951	3,195,000	3,233,843	—	(38,843)
Expiring 10/19/20	Citibank, N.A.	CHF	2,259	2,411,000	2,476,184	—	(65,184)
Expiring 10/19/20	Goldman Sachs International	CHF	3,987	4,235,000	4,369,214	—	(134,214)
Expiring 10/19/20	HSBC Bank USA, N.A.	CHF	1,031	1,101,826	1,129,496	—	(27,670)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	2,317	2,534,000	2,538,870	—	(4,870)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	14,049	15,008,729	15,396,739	—	(388,010)
Expiring 10/30/20	Bank of America, N.A.	CHF	11,723	12,407,000	12,852,050	—	(445,050)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	4,155	4,379,565	4,555,004	—	(175,439)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	59,399	$ 1,903,000	$ 1,904,629	$ —	$ (1,629)
Expiring 09/16/20	Credit Suisse International	THB	42,697	1,368,000	1,369,062	—	(1,062)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	146,977	4,724,000	4,712,791	11,209	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	46,063	1,476,000	1,476,994	—	(994)
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	13,926	1,984,180	1,966,763	17,417	—
Expiring 09/16/20	Barclays Bank PLC	TRY	74,036	10,617,595	10,227,550	390,045	—
Expiring 09/16/20	Barclays Bank PLC	TRY	35,339	4,962,000	4,881,900	80,100	—
Expiring 09/16/20	Barclays Bank PLC	TRY	32,190	4,555,000	4,446,862	108,138	—
Expiring 09/16/20	Barclays Bank PLC	TRY	28,863	4,071,000	3,987,287	83,713	—
Expiring 09/16/20	Barclays Bank PLC	TRY	17,067	2,451,000	2,357,632	93,368	—
Expiring 09/16/20	Barclays Bank PLC	TRY	13,427	1,916,000	1,854,897	61,103	—
Expiring 09/16/20	Barclays Bank PLC	TRY	13,205	1,890,000	1,824,217	65,783	—
Expiring 09/16/20	Barclays Bank PLC	TRY	12,607	1,813,000	1,741,632	71,368	—
Expiring 09/16/20	Barclays Bank PLC	TRY	12,523	1,772,000	1,730,010	41,990	—
Expiring 09/16/20	Barclays Bank PLC	TRY	11,502	1,643,000	1,588,939	54,061	—
Expiring 09/16/20	Barclays Bank PLC	TRY	10,081	1,444,000	1,392,563	51,437	—
Expiring 09/16/20	Barclays Bank PLC	TRY	9,007	1,284,000	1,244,294	39,706	—
Expiring 09/16/20	Barclays Bank PLC	TRY	7,900	1,135,000	1,091,340	43,660	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,777	821,000	797,993	23,007	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,910	699,000	678,350	20,650	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	30,875	4,430,382	4,265,223	165,159	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/30/20	Deutsche Bank AG	TRY	6,465	$ 851,000	$ 875,518	$ —	$ (24,518)
Expiring 10/30/20	Goldman Sachs International	TRY	7,043	1,015,000	953,729	61,271	—
Expiring 12/23/20	Deutsche Bank AG	TRY	18,245	2,776,000	2,401,508	374,492	—
Expiring 02/26/21	Citibank, N.A.	TRY	40,469	4,975,000	5,150,820	—	(175,820)
Expiring 02/26/21	Citibank, N.A.	TRY	21,754	2,583,626	2,768,817	—	(185,191)
Expiring 02/26/21	Goldman Sachs International	TRY	28,731	4,314,000	3,656,847	657,153	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	28,291	3,398,374	3,600,873	—	(202,499)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	97,117	13,447,000	12,360,822	1,086,178	—
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	1,645,238	168,762	—
				$2,140,857,199	$2,130,782,352	54,248,220	(44,173,373)
						$87,791,467	$(95,564,101)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/20	Buy	EUR	4,792	ZAR	92,438	$ 258,980	$ —	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	41,149	EUR	2,332	—	(349,624)	Goldman Sachs International
09/30/20	Buy	GBP	947	JPY	128,335	26,736	—	Bank of America, N.A.
09/30/20	Buy	GBP	1,572	JPY	208,966	82,829	—	Bank of America, N.A.
09/30/20	Buy	JPY	92,412	GBP	706	—	(50,782)	Bank of America, N.A.
09/30/20	Buy	JPY	553,049	GBP	3,885	141,475	—	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/19/20	Buy	CZK	47,788	EUR	1,810	$ 10,617	$ —	HSBC Bank USA, N.A.
10/30/20	Buy	EUR	19,400	GBP	17,029	594,102	—	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	13,269	EUR	15,448	—	(854,224)	Bank of America, N.A.
11/27/20	Buy	AUD	2,575	JPY	191,838	25,055	—	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	382,815	AUD	4,906	116,336	—	Deutsche Bank AG
12/23/20	Buy	EUR	598	ZAR	10,827	82,759	—	Goldman Sachs International
12/23/20	Buy	EUR	1,738	ZAR	29,854	333,516	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	AUD	787	JPY	59,639	—	(2,219)	Goldman Sachs International
12/30/20	Buy	JPY	167,838	AUD	2,277	—	(38,209)	Deutsche Bank AG
12/30/20	Buy	JPY	1,033,015	AUD	14,026	—	(243,330)	Deutsche Bank AG
01/29/21	Buy	AUD	2,132	JPY	155,050	54,845	—	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	14,890	JPY	1,004,479	1,125,765	—	Deutsche Bank AG
05/28/21	Buy	AUD	3,132	JPY	201,466	325,859	—	Bank of America, N.A.
05/28/21	Buy	AUD	6,194	JPY	451,976	136,195	—	Deutsche Bank AG
05/28/21	Buy	AUD	17,193	JPY	1,246,407	455,557	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	117,492	JPY	7,506,564	12,709,168	—	Citibank, N.A.
05/28/21	Buy	JPY	641,372	AUD	9,247	—	(520,165)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	6,763,339	AUD	99,024	—	(6,566,599)	Deutsche Bank AG
07/30/21	Buy	AUD	12,549	JPY	866,195	738,313	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	1,161,572	AUD	16,066	—	(445,478)	Morgan Stanley & Co. International PLC
01/28/22	Buy	JPY	426,399	AUD	6,290	—	(427,415)	Deutsche Bank AG
01/28/22	Buy	JPY	720,153	AUD	9,631	—	(13,519)	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/31/22	Buy	JPY	1,257,136	AUD	17,436	$ —	$ (436,358)	Goldman Sachs International
10/31/23	Buy	AUD	8,947	JPY	599,449	567,199	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(146,601)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(500,047)	Morgan Stanley & Co. International PLC
						$17,785,306	$(10,594,570)
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/22	1.000%(Q)	1,500	0.278%	$ 27,705	$ (965)	$ 28,670	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q)	5,000	0.172%	105,190	(3,218)	108,408	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q)	7,500	1.437%	(69,436)	(4,827)	(64,609)	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q)	1,500	0.321%	26,154	(965)	27,119	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q)	2,000	0.686%	17,266	(1,287)	18,553	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q)	2,000	0.591%	21,772	(1,287)	23,059	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q)	1,500	0.465%	20,928	(965)	21,893	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q)	1,500	0.381%	23,981	(965)	24,946	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q)	1,500	0.270%	27,983	(965)	28,948	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q)	4,500	2.465%	(148,808)	(2,896)	(145,912)	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q)	7,500	5.372%	(722,111)	(4,827)	(717,284)	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D01)	12/20/22	1.000%(Q)	4,500	0.614%	$ 46,605	$ (2,896)	$ 49,501	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q)	6,500	0.823%	34,643	(4,183)	38,826	Citibank, N.A.
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	750	0.326%	15,504	(265)	15,769	Barclays Bank PLC
People’s Republic of China (D02)	06/20/23	1.000%(Q)	2,750	0.195%	67,430	(972)	68,402	Barclays Bank PLC
Republic of Brazil (D02)	06/20/23	1.000%(Q)	3,750	1.589%	(58,692)	(1,325)	(57,367)	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	750	0.377%	14,398	(265)	14,663	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	1,000	0.774%	7,628	(353)	7,981	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	1,000	0.658%	10,976	(353)	11,329	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	750	0.539%	10,844	(265)	11,109	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	750	0.438%	13,059	(265)	13,324	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	750	0.309%	15,869	(265)	16,134	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	2,250	2.574%	(96,390)	(795)	(95,595)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	3,500	5.436%	(406,252)	(1,237)	(405,015)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	2,250	0.671%	23,893	(795)	24,688	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	3,250	0.914%	11,679	(1,148)	12,827	Barclays Bank PLC
					$(958,182)	$(38,549)	$(919,633)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V3 (D01)	12/20/22	1.000%(Q)	47,000	$555,283	$(19,325)	$574,608	Citibank, N.A.
CDX.EM.29.V3 (D02)	06/20/23	1.000%(Q)	23,500	364,613	(10,243)	374,856	Barclays Bank PLC
				$919,896	$(29,568)	$949,464
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Acas CLO Ltd.	08/26/20	0.500%(M)	1,491	0.500%	$ 601	$ —	$ 601	Goldman Sachs International
Alcentra CLO	08/26/20	1.000%(M)	493	*	397	—	397	Goldman Sachs International
Alcentra CLO	08/26/20	0.500%(M)	366	*	147	—	147	Goldman Sachs International
AMMC CLO Ltd.	08/26/20	0.500%(M)	46	0.500%	19	—	19	Goldman Sachs International
Axa CLO	08/26/20	1.000%(M)	426	1.000%	343	—	343	Goldman Sachs International
Bain CLO	08/26/20	0.500%(M)	2,037	*	820	—	820	Goldman Sachs International
Bardin Hill CLO	08/26/20	0.500%(M)	1,308	0.500%	527	—	527	Goldman Sachs International
Bardin Hill CLO	08/26/20	1.000%(M)	389	*	313	—	313	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
BlueMountain CLO	08/26/20	0.500%(M)	184	0.500%	$ 74	$ —	$ 74	Goldman Sachs International
Canyon CLO	08/26/20	0.500%(M)	261	0.500%	105	—	105	Goldman Sachs International
Carlson CLO	08/26/20	1.000%(M)	401	1.000%	323	—	323	Goldman Sachs International
Carlyle CLO	08/26/20	0.500%(M)	623	*	251	—	251	Goldman Sachs International
Carlyle CLO	08/26/20	1.000%(M)	127	*	102	—	102	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	1,502	*	1,616	—	1,616	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	770	*	828	—	828	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	625	14.577%	673	—	673	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	534	*	575	—	575	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	533	*	574	—	574	Goldman Sachs International
Covenant	08/26/20	0.500%(M)	237	*	96	—	96	Goldman Sachs International
Crescent CLO	08/26/20	1.000%(M)	541	0.500%	436	—	436	Goldman Sachs International
CSAM CLO	08/26/20	0.500%(M)	610	*	246	—	246	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
DFG CLO	08/26/20	0.500%(M)	972	0.500%	$ 391	$ —	$ 391	Goldman Sachs International
Doubleline	08/26/20	0.500%(M)	182	0.500%	73	—	73	Goldman Sachs International
Eagle Re Ltd.	08/31/20	1.250%(M)	3,183	*	111	—	111	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	3,364	1.000%	2,709	—	2,709	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	2,430	1.000%	1,957	—	1,957	Goldman Sachs International
Fort Washington CLO	08/26/20	1.000%(M)	895	*	720	—	720	Goldman Sachs International
Garrison CLO	08/26/20	0.500%(M)	232	0.500%	94	—	94	Goldman Sachs International
GLG Silvermine CLO	08/26/20	0.500%(M)	746	0.500%	300	—	300	Goldman Sachs International
GS Mortgage Securities Trust	08/28/20	1.250%(M)	1,671	11.990%	1,799	—	1,799	Goldman Sachs International
GSAMP Home Equity	08/31/20	1.250%(M)	2,168	*	75	—	75	Goldman Sachs International
GSRPM Mortgage Loan Trust	08/31/20	1.250%(M)	897	*	31	—	31	Goldman Sachs International
Guggenheim CLO	08/26/20	0.500%(M)	2,453	0.500%	988	—	988	Goldman Sachs International
HPS CLO	08/26/20	0.500%(M)	91	0.500%	37	—	37	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ICG CLO	08/26/20	0.500%(M)	672	*	$ 271	$ —	$ 271	Goldman Sachs International
JPMBB Commercial Mortgage Securities	08/28/20	1.250%(M)	1,081	*	1,163	—	1,163	Goldman Sachs International
JPMBB Commercial Mortgage Securities	08/28/20	1.250%(M)	432	*	465	—	465	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	471	0.500%	379	—	379	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	269	*	217	—	217	Goldman Sachs International
Loomis Sayles & Company LP	08/26/20	0.500%(M)	111	0.500%	45	—	45	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	778	*	627	—	627	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	487	*	392	—	392	Goldman Sachs International
MJX CLO	08/26/20	0.500%(M)	455	0.500%	183	—	183	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	441	*	355	—	355	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	376	*	303	—	303	Goldman Sachs International
Morgan Stanley BAML Trust	08/28/20	1.250%(M)	771	6.940%	830	—	830	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	710	*	764	—	764	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	438	*	$ 472	$ —	$ 472	Goldman Sachs International
Neuberger Berman CLO Ltd.	08/26/20	0.500%(M)	841	0.500%	339	—	339	Goldman Sachs International
Neuberger CLO	08/26/20	0.500%(M)	1,766	*	711	—	711	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	911	1.000%	734	—	734	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	736	1.000%	593	—	593	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(M)	2,958	*	1,191	—	1,191	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(M)	2,398	*	966	—	966	Goldman Sachs International
Octagon CLO	08/26/20	1.000%(M)	688	1.000%	554	—	554	Goldman Sachs International
Onex CLO	08/26/20	0.500%(M)	974	*	392	—	392	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(M)	117	*	94	—	94	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(M)	79	1.000%	64	—	64	Goldman Sachs International
Par-Four	08/26/20	0.500%(M)	3,558	*	1,433	—	1,433	Goldman Sachs International
Pretium	08/26/20	0.500%(M)	10,491	0.500%	4,225	—	4,225	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Providence CLO	08/26/20	1.000%(M)	401	1.000%	$ 323	$ —	$ 323	Goldman Sachs International
Providence CLO	08/26/20	1.000%(M)	338	1.000%	273	—	273	Goldman Sachs International
Sallie Mae Bank	08/28/20	1.750%(M)	42,966	*	70,998	(2,014)	73,012	Goldman Sachs International
Saratoga CLO	08/26/20	0.500%(M)	9,180	*	3,697	—	3,697	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	552	0.500%	222	—	222	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	91	0.500%	37	—	37	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(M)	712	*	574	—	574	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(M)	515	*	415	—	415	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	2,600	*	1,047	—	1,047	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	956	*	385	—	385	Goldman Sachs International
Symphony CLO	08/26/20	1.000%(M)	688	*	554	—	554	Goldman Sachs International
THL CLO	08/26/20	0.500%(M)	371	*	149	—	149	Goldman Sachs International
TPG CLO	08/26/20	0.500%(M)	4,827	*	1,944	—	1,944	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Trimaran CLO	08/26/20	1.000%(M)	803	*	$ 647	$ —	$ 647	Goldman Sachs International
Wellfleet CLO	08/26/20	0.500%(M)	92	*	37	—	37	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	2,189	*	2,356	—	2,356	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	486	*	523	—	523	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	396	*	426	—	426	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	08/28/20	1.250%(M)	203	*	218	—	218	Goldman Sachs International
					$120,938	$(2,014)	$122,952

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$183,931	$(85,191)	$(269,122)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$ (752)	$ 78,150	$ (78,902)	Barclays Bank PLC
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	38,076	34,381	3,695	Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	499,009	405,134	93,875	Deutsche Bank AG
Hellenic Republic	06/20/23	1.000%(Q)		1,400	(4,407)	80,289	(84,696)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		3,200	(66,645)	(46,975)	(19,670)	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Marriott International, Inc.	06/20/25	1.000%(Q)		875	$ 32,284	$ 39,745	$ (7,461)	Morgan Stanley & Co. International PLC
Republic of Austria	06/20/25	1.000%(Q)		1,000	(45,133)	(38,954)	(6,179)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	(48,884)	76,581	(125,465)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	(40,243)	87,005	(127,248)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	156,965	252,133	(95,168)	Barclays Bank PLC
Safeway Inc.	03/20/23	5.000%(Q)		5,000	(594,683)	(569,443)	(25,240)	BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)		800	61,262	79,279	(18,017)	Barclays Bank PLC
					$ (13,151)	$ 477,325	$(490,476)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Banco Do Brasil SA	12/20/20	1.000%(Q)		5,000	1.113%	$ 3,328	$ —	$ 3,328	Bank of America, N.A.
Barclays Bank PLC	06/20/21	1.000%(Q)	EUR	4,500	0.308%	39,226	31,231	7,995	Goldman Sachs International
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.938%	18,007	40,945	(22,938)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		12,100	2.725%	(269,923)	91,233	(361,156)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)		3,000	0.143%	116,956	70,919	46,037	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)		2,000	1.872%	(71,552)	8,248	(79,800)	Barclays Bank PLC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	1.682%	(27,811)	3,315	(31,126)	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	6.417%	(476,042)	(392,768)	(83,274)	Deutsche Bank AG
Federal Republic of Germany	06/20/25	0.250%(Q)		7,250	0.120%	48,347	17,396	30,951	Bank of America, N.A.
Federal Republic of Germany	06/20/25	0.250%(Q)		1,000	0.120%	6,669	2,415	4,254	Bank of America, N.A.
Federation of Malaysia	12/20/24	1.000%(Q)		1,000	0.532%	21,653	15,119	6,534	Citibank, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	2.370%	(90,171)	(276,380)	186,209	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)		410	0.852%	1,598	(40,306)	41,904	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/22	1.000%(Q)	200	0.852%	$ 779	$ (20,219)	$ 20,998	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)	500	1.008%	460	(31,044)	31,504	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,400	1.109%	(2,796)	(100,161)	97,365	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	300	1.109%	(599)	(19,644)	19,045	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	1.352%	(12,258)	(158,256)	145,998	Barclays Bank PLC
Israel Electric Corp Ltd.	12/20/24	1.000%(Q)	1,000	0.987%	1,729	11,282	(9,553)	Barclays Bank PLC
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.410%	17,800	(19,098)	36,898	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	3,000	0.460%	34,068	28,346	5,722	HSBC Bank USA, N.A.
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.167%	5,725	80	5,645	Barclays Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.148%	6,129	(2,930)	9,059	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.183%	15,765	8,114	7,651	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.459%	714,901	303,905	410,996	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	3,200	0.459%	53,619	32,450	21,169	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.378%	17,711	(18,587)	36,298	Deutsche Bank AG
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.673%	168,517	(93,505)	262,022	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.673%	127,150	(90,767)	217,917	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.673%	127,151	(87,343)	214,494	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	3,000	0.673%	50,694	34,092	16,602	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.673%	27,797	21,080	6,717	Barclays Bank PLC
Kingdom of Spain	06/20/30	1.000%(Q)	1,100	0.977%	3,533	(4,078)	7,611	Credit Suisse International
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.138%	27,717	1,486	26,231	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	800	0.871%	1,812	(3,073)	4,885	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.103%	$ 36,660	$ (17,494)	$ 54,154	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.127%	21,373	(2,581)	23,954	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.127%	20,037	(2,086)	22,123	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.133%	30,838	(11,745)	42,583	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.133%	15,419	(9,191)	24,610	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.384%	28,219	18,561	9,658	Citibank, N.A.
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	4.337%	(90,501)	(31,096)	(59,405)	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.206%	30,598	(3,199)	33,797	Goldman Sachs International
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.488%	16,543	(20,238)	36,781	HSBC Bank USA, N.A.
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.774%	38,138	(7,331)	45,469	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.558%	(33,063)	(74,563)	41,500	Citibank, N.A.
Republic of France	06/20/25	0.250%(Q)	9,810	0.198%	27,761	(89,991)	117,752	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	5,250	0.198%	14,857	(50,666)	65,523	Credit Suisse International
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.375%	46,068	(12,694)	58,762	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.658%	152,392	(57,730)	210,122	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	1.155%	(42,233)	(306,812)	264,579	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	1.155%	(37,886)	(174,593)	136,707	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	1.155%	(14,689)	(106,562)	91,873	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	1.155%	(13,384)	(94,313)	80,929	BNP Paribas S.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/21	1.000%(Q)	700	0.045%	$ 6,782	$ 1,181	$ 5,601	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.183%	132,316	63,024	69,292	JPMorgan Chase Bank, N.A.
Republic of Ireland	06/20/24	1.000%(Q)	700	0.142%	24,273	(6,518)	30,791	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.307%	140,033	(2,157)	142,190	JPMorgan Chase Bank, N.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.307%	90,343	4,167	86,176	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.323%	132,539	58,691	73,848	Morgan Stanley & Co. International PLC
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.499%	2,731	(1,162)	3,893	Barclays Bank PLC
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.965%	5,067	(57,954)	63,021	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.965%	5,066	(57,910)	62,976	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	18,300	1.193%	(80,058)	(692,362)	612,304	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	15,000	1.193%	(65,622)	(225,439)	159,817	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	13,405	1.193%	(58,643)	(364,198)	305,555	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.193%	(17,499)	—	(17,499)	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	6,000	1.359%	(74,886)	(242,366)	167,480	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.985%	1,507	(37,221)	38,728	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q)	7,000	1.510%	(158,927)	(256,264)	97,337	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.657%	(176,653)	(298,794)	122,141	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q)	4,200	1.657%	(148,388)	(193,330)	44,942	Bank of America, N.A.
Republic of Italy	12/20/26	1.000%(Q)	400	1.713%	(16,565)	(30,167)	13,602	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.761%	$ 61,622	$ —	$ 61,622	Citibank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.172%	24,044	(44,057)	68,101	JPMorgan Chase Bank, N.A.
Republic of Panama	12/20/20	1.000%(Q)	5,000	0.172%	21,858	14,224	7,634	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.352%	67,192	24,671	42,521	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.279%	38,993	(56,571)	95,564	Barclays Bank PLC
Republic of Portugal	06/20/21	1.000%(Q)	700	0.092%	6,482	(17,076)	23,558	Deutsche Bank AG
Republic of Portugal	12/20/23	1.000%(Q)	4,130	0.415%	86,577	(1,345)	87,922	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q)	400	0.333%	10,842	(29,119)	39,961	Deutsche Bank AG
Republic of Portugal	06/20/25	1.000%(Q)	21,000	0.576%	455,956	(148,238)	604,194	Morgan Stanley & Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q)	10,000	0.576%	217,122	(84,097)	301,219	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.413%	12,735	11,389	1,346	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.621%	14,236	(51,035)	65,271	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	2.574%	(214,200)	(82,371)	(131,829)	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	2.734%	(165,405)	(116,202)	(49,203)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	5,510	5.436%	(639,557)	(505,981)	(133,576)	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	2,760	5.436%	(320,359)	(246,227)	(74,132)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	5.465%	(12,073)	67,886	(79,959)	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	5.465%	(8,623)	26,397	(35,020)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	5.602%	(35,810)	146,163	(181,973)	HSBC Bank USA, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	06/20/25	5.000%(Q)		7,205	5.654%	$(155,361)	$ (78,723)	$ (76,638)	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)		1,000	5.654%	(21,285)	(40,631)	19,346	Barclays Bank PLC
Republic of Uruguay	06/20/21	1.000%(Q)		400	0.871%	906	(2,154)	3,060	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q)		1,500	1.131%	(1,059)	(10,604)	9,545	Citibank, N.A.
Russian Federation	12/20/20	1.000%(Q)		11,000	0.340%	40,825	33,647	7,178	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q)		8,525	0.484%	71,011	(242,401)	313,412	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q)		3,000	0.484%	24,989	(88,117)	113,106	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)		7,350	0.614%	76,121	(11,037)	87,158	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)		7,000	0.671%	74,334	(77,485)	151,819	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		4,000	0.671%	42,476	(53,028)	95,504	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		1,640	0.671%	17,416	(21,450)	38,866	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)		1,200	1.303%	(21,097)	(107,618)	86,521	Barclays Bank PLC
Russian Federation	06/20/30	1.000%(Q)		2,500	1.592%	(131,244)	(251,443)	120,199	HSBC Bank USA, N.A.
State of Illinois	06/20/21	1.000%(Q)		10,000	2.234%	(96,186)	12,372	(108,558)	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)		2,725	2.791%	(105,539)	(69,272)	(36,267)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)		2,800	3.022%	(209,679)	(147,712)	(61,967)	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q)		1,000	3.227%	(127,359)	(98,036)	(29,323)	Citibank, N.A.
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.831%	87,670	155,507	(67,837)	Bank of America, N.A.
						$(113,177)	$(6,219,380)	$6,106,203

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)	92,140	$1,121,109	$259,721	$(861,388)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V15	12/20/20	5.000%(Q)		25,800	4.362%	$ 241,059	$ 207,203	$ (33,856)
CDX.NA.HY.34.V7	06/20/25	5.000%(Q)		155,739	4.363%	(5,738,935)	5,059,774	10,798,709
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		169,310	0.692%	1,866,420	2,685,554	819,134
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EUR	98,800	3.575%	11,710,569	7,194,806	(4,515,763)
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	52,300	3.753%	851,242	3,668,171	2,816,929
						$ 8,930,355	$18,815,508	$ 9,885,153

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	21,153	*	$ (3,969)	$ (4,759)	$ 790	Citibank, N.A.
CDX.EM.27.V3	06/20/22	1.000%(Q)	10,340	1.419%	(69,756)	(253,816)	184,060	Citibank, N.A.
CDX.NA.HY.BB.33.V1	12/20/24	5.000%(Q)	5,000	2.715%	494,055	819,262	(325,207)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	(29,338)	(27,496)	(1,842)	JPMorgan Securities LLC
					$390,992	$ 533,191	$(142,199)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
IDR	50,000,000	8.220%(S)		3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$ 434,893	$—	$ 434,893
	58,209	3 Month LIBOR(Q)	EUR	52,000	3 Month EURIBOR minus 10.85bps(Q)	JPMorgan Chase Bank, N.A.	01/08/21	(3,023,104)	—	(3,023,104)
								$(2,588,211)	$—	$(2,588,211)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(697,831)	$(697,831)
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	647,984	647,984
					$—	$ (49,847)	$ (49,847)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$ (114)	$ 47,584	$ 47,698
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(45,581)	252,606	298,187
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	297,273	297,273
AUD	15,000	07/20/25	0.390%(S)	6 Month BBSW(2)(S)	—	13,425	13,425
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	98	95,218	95,120
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	287,235	287,235
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	474,082	851,707	377,625
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(22)	165,482	165,504
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	157,413	157,413
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	1,082,266	1,082,266
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	297,281	297,281
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(4,686)	605,285	609,971
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	141,705	1,831,673	1,689,968
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	498,428	498,428
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,829,616	1,829,616

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	$ —	$ 1,805,130	$ 1,805,130
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	2,621,858	2,621,858
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	621,735	621,735
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	2,899,219	2,899,219
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	688,779	688,779
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	153,981	153,981
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	435,495	435,495
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	928,388	928,388
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	753,576	753,576
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	629,904	629,904
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	613,502	613,502
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	2,252,565	2,252,565
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	1,220	563,720	562,500
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	462,567	462,567
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	38	5,845	5,807
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(149,353)	748,320	897,673
CAD	51,805	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	166,714	502,102	335,388

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	25,000	05/01/25	0.758%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ (125)	$ 64,026	$ 64,151
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	103	62,035	61,932
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	72,866	386,362	313,496
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(83)	667,605	667,688
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(38)	187,900	187,938
CAD	4,345	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(34,384)	805,358	839,742
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	102,216	507,876	405,660
CAD	1,550	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	273,867	447,596	173,729
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	70	(2,724)	(2,794)
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	61,852	990,030	928,178
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	144	38,627	38,483
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	103,071	103,071
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	426,104	426,104

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	$ —	$ 707,547	$ 707,547
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	459,661	459,661
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	355,369	355,369
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	85,922	85,922
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	489,207	489,207
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	94,228	94,228
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	678,799	678,799
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	3,506	3,506
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(584)	163,321	163,905
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	39	117,412	117,373
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	25	76,267	76,242
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	37	93,201	93,164
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22	48,924	48,902
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	116	262,808	262,692
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(41)	58,915	58,956
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(102)	152,862	152,964
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	57,385	57,404

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ (39)	$ 139,733	$ 139,772
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	17,714	17,719
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(313)	365,481	365,794
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,985)	243,971	247,956
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(132)	196,213	196,345
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	43,037	43,037
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(117)	151,492	151,609
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	(29,550)	(29,531)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	(25,033)	(25,024)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(595)	(672,164)	(671,569)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	59	(322,467)	(322,526)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(91)	(197,304)	(197,213)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(221)	76,379	76,600
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	1,120,638	1,120,638
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	543,297	1,193,233	649,936

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	$ —	$ 654,927	$ 654,927
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	579,047	579,047
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	425,605	425,605
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	(13,533)	(13,533)
CZK	500,000	03/14/21	2.143%(A)	6 Month PRIBOR(2)(S)	—	181,469	181,469
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	71,455	71,455
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	80,019	80,019
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	382,803	382,803
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	2,318,791	2,318,791
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(1,124,834)	(1,124,834)
CZK	205,715	03/14/24	1.950%(A)	6 Month PRIBOR(1)(S)	—	(433,419)	(433,419)
CZK	261,910	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(29,536)	(29,536)
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	(189,172)	(189,172)
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	139,131	(220,957)	(360,088)
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	(1,379,384)	(1,379,384)
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(57,398)	(57,398)
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(24,460)	16,963	41,423
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	29	108,459	108,430
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	23	41,219	41,196
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	19	11,731	11,712
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	188,155	188,155

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	$ —	$ 23,585	$ 23,585
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	63	9,847	9,784
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	70	18,480	18,410
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(30,675)	7,501	38,176
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(119,456)	(119,456)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(375,157)	(375,157)
EUR	15,140	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(369,278)	(569,533)	(200,255)
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	152	246,527	246,375
EUR	3,260	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	280,295	664,021	383,726
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	155	273,215	273,060
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(66,659)	276,259	342,918
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	157	95,215	95,058
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	158	74,486	74,328
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	160	172,324	172,164
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	153	63,859	63,706
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	163	162,646	162,483
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	155	75,670	75,515
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	155	341,129	340,974
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	497	355,829	355,332
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(12,644)	442,717	455,361
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	11,637	471,142	459,505

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	$ 193	$ 1,262,679	$ 1,262,486
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,696	911,369	909,673
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	267,147	267,147
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	369,056	369,056
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(94,054)	757,942	851,996
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(61,454)	956,344	1,017,798
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	691,629	691,629
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(377,511)	2,517,131	2,894,642
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	44,275	981,600	937,325
EUR	2,155	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	186,026	466,881	280,855
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	163	98,049	97,886
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	163	95,453	95,290
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	164	205,193	205,029
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	172	433,299	433,127
EUR	3,505	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	38,790	38,790
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	66,965	103,493	36,528
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(176,790)	1,152,078	1,328,868
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(135,028)	331,133	466,161
EUR	3,000	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	637,732	1,166,362	528,630
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,251)	342,741	347,992
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	654,494	4,836,049	4,181,555

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	$ 85	$ 15,106	$ 15,021
GBP	12,450	12/07/27	1.110%(A)	1 Day SONIA(1)(A)	—	(1,413,330)	(1,413,330)
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(2,248,125)	(2,248,125)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(295,368)	(209,939)
GBP	3,023	05/04/30	0.207%(A)	1 Day SONIA(2)(A)	(14)	64,162	64,176
GBP	4,680	05/08/34	1.300%(S)	6 Month GBP LIBOR(2)(S)	(189,601)	784,110	973,711
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(31)	90,127	90,158
GBP	650	05/08/44	1.250%(A)	1 Day SONIA(2)(A)	97,699	218,562	120,863
GBP	9,280	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	2,009,317	3,376,816	1,367,499
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	747,125	1,397,041	649,916
GBP	740	05/08/49	1.400%(S)	6 Month GBP LIBOR(2)(S)	(37,527)	266,732	304,259
GBP	1,170	04/30/70	0.024%(A)	1 Day SONIA(1)(A)	(2)	54,830	54,832
GBP	2,370	04/30/70	0.026%(A)	1 Day SONIA(1)(A)	(3)	107,310	107,313
GBP	623	05/04/70	0.047%(A)	1 Day SONIA(1)(A)	—	19,887	19,887
HKD	151,850	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	—	219,845	219,845
HKD	171,690	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	—	249,823	249,823
HKD	100,000	04/01/21	1.850%(Q)	3 Month HIBOR(2)(Q)	(10)	120,881	120,891
HKD	95,120	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(535)	(686,466)	(685,931)
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(26,780)	347,105	373,885
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	13,338	101,193	87,855
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	34	791,151	791,117

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	$ —	$ 2,648,878	$ 2,648,878
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	275,970	275,970
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	130,898	130,898
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	79,918	79,918
JPY	19,585,210	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(25,002)	(25,002)
JPY	4,887,930	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(3,732)	(3,732)
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(5,405)	(394)	5,011
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	—	(11,537)	(11,537)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(17,360)	(17,360)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(40,091)	249,811	289,902
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	22,534	22,534
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	42,271	146,424	104,153
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	4	55,273	55,269
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	9	96,556	96,547
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	9	94,067	94,058
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,111)	192,195	193,306
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	352,581	627,781	275,200
JPY	300,000	07/02/30	0.047%(S)	6 Month JPY LIBOR(2)(S)	—	8,171	8,171
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	22	59,946	59,924
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	24	71,403	71,379
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	13	5,224	5,211

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	$ 22	$ 51,729	$ 51,707
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	12	25,430	25,418
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	11	36,720	36,709
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	24	59,816	59,792
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	42	86,530	86,488
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	98,365	98,365
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	79,681	79,681
JPY	1,200,000	05/19/32	0.023%(S)	6 Month JPY LIBOR(2)(S)	—	(44,640)	(44,640)
JPY	800,000	05/29/32	0.016%(S)	6 Month JPY LIBOR(2)(S)	—	(36,127)	(36,127)
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	63,063	63,063
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	34,053	34,053
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(23,677)	349,226	372,903
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	77,056	293,850	216,794
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	8	111,476	111,468
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	28	357,149	357,121
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	6	57,784	57,778
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	14	179,860	179,846
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	36	497,050	497,014
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	18	237,779	237,761
JPY	350,000	05/07/35	0.073%(S)	6 Month JPY LIBOR(2)(S)	—	(20,412)	(20,412)
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	10	94,629	94,619

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	$ 9	$ 30,997	$ 30,988
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	16	54,607	54,591
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	10	9,550	9,540
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	39	105,827	105,788
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	19	66,536	66,517
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	44	363,092	363,048
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	17	116,933	116,916
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	28	207,953	207,925
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	31	260,650	260,619
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	15	126,914	126,899
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	87,695	87,695
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	13,806	246,583	232,777
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	174,003	174,003
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	72,076	72,076
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	173,718	173,718
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	118,513	118,513
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	61,172	61,172
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	63,010	63,010
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	96,180	96,180
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	85,907	85,907
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	241,326	241,326

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 103,814	$ 103,814
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	140,477	140,477
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	427,352	427,352
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	151,209	151,209
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	288,500	288,500
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	333,491	333,491
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	143,146	894,673	751,527
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	250,229	250,229
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	680,888	680,888
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	885,702	885,702
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	568,237	568,237
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(45,548)	1,586,586	1,632,134
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	690,904	690,904
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	572,964	1,823,311	1,250,347
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	65,422	65,422
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	633,709	831,608	197,899
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	99,431	99,431
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	179,457	179,457
JPY	745,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	56,626	56,626
JPY	800,000	03/25/40	0.171%(S)	6 Month JPY LIBOR(2)(S)	—	(20,303)	(20,303)
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	215,211	215,211

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 711,879	$ 711,879
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	85,128	85,128
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	46,292	46,292
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	915,364	915,364
JPY	500,000	05/29/50	0.186%(S)	6 Month JPY LIBOR(2)(S)	—	(112,494)	(112,494)
KRW	20,090,000	08/16/20	1.915%(Q)	3 Month KWCDC(2)(Q)	—	37,532	37,532
KRW	46,100,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	187,781	187,781
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	676,025	1,594,829	918,804
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	96,871	96,862
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	24	356,830	356,806
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	31,064	31,062
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(48)	75,270	75,318
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	197,854	197,854
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	82,474	2,795,481	2,713,007
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(155)	103,094	103,249
NOK	207,900	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	177,727	717,874	540,147
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(2,448)	64,186	66,634
NOK	75,600	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(12,241)	(550,847)	(538,606)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	15,540	272,081	256,541
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	58,597	58,597

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	$ —	$ 256,416	$ 256,416
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	441,566	441,566
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	462,132	462,132
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	52,543	52,543
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(46,040)	143,962	190,002
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	20,796	226,697	205,901
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	1,830	209,517	207,687
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	118,377	118,377
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	61,418	457,302	395,884
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	721,530	721,530
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	881,374	881,374
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	661,985	661,985
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	322,852	322,852
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	1,534,406	1,534,406
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(291,119)	171,407	462,526
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	1,443,215	1,443,215
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	20,828	312,797	291,969
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	1,235,882	1,235,882
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	1,368,049	1,368,049
PLN	24,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(1,248,668)	(1,248,668)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	166,193	166,193

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	$ 12	$ (403)	$ (415)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(297)	11,880	12,177
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	20	31,808	31,788
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	56,574	56,574
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	55,742	55,742
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	17,304	115,301	97,997
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	16	28,250	28,234
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	18	57,313	57,295
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	27	88,602	88,575
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	105,242	105,242
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	566,518	566,518
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	72,166	72,166
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	47,283	327,731	280,448
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	119,517	119,517
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(13,341)	(13,341)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	66,264	66,264
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	297,245	297,245
SEK	70,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	—	2,025	2,025
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(541,759)	(541,759)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	443,756	443,756
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	846,738	846,738

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	$ —	$ 556,662	$ 556,662
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	—	236,786	236,786
THB	173,600	04/28/30	1.020%(S)	6 Month BKIBOR(2)(S)	—	36,357	36,357
THB	72,900	06/25/30	0.990%(S)	6 Month BKIBOR(2)(S)	—	10,133	10,133
THB	200,200	07/03/30	1.028%(S)	6 Month BKIBOR(2)(S)	—	49,404	49,404
	91,190	03/16/21	0.109%(T)	1 Day USOIS(1)(T)	—	(45,311)	(45,311)
	94,722	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(336,610)	(336,610)
	139,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(453,012)	(453,012)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(565,261)	(565,261)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	(25,947)	(180,779)
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(4,886,520)	(4,886,520)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(2,185,197)	(2,185,197)
	4,050	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	113,173	41,858	(71,315)
	4,100	05/20/50	0.691%(A)	1 Day USOIS(1)(A)	—	(155,368)	(155,368)
ZAR	755,000	02/28/21	7.150%(Q)	3 Month JIBAR(2)(Q)	—	1,120,731	1,120,731
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(482)	502,100	502,582
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(4,197,885)	(4,197,885)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	15	169,066	169,051
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(134)	197,387	197,521
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	45	578,732	578,687
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	258,429	258,429

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	$ (1,080)	$ 179,038	$ 180,118
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	611	1,212,971	1,212,360
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	1,225,503	1,225,503
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(211)	198,396	198,607
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	482,557	482,557
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(210)	141,620	141,830
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(7,458)	3,517,462	3,524,920
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(495)	194,088	194,583
					$7,544,841	$100,533,917	$92,989,076

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$ 720,567	$ —	$ 720,567	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	24,735	—	24,735	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	610,497	—	610,497	Morgan Stanley & Co. International PLC
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	210,585	—	210,585	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	541,199	—	541,199	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	$ 291,889	$ —	$ 291,889	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	470,498	—	470,498	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	561,730	—	561,730	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	37,645	3	37,642	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	224,513	—	224,513	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	556,582	—	556,582	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	556,080	—	556,080	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	225,669	—	225,669	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	268,034	—	268,034	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	242,246	—	242,246	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	407,844	—	407,844	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	97,053	—	97,053	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	97,122	—	97,122	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	$ 134,257	$ —	$ 134,257	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	75,609	—	75,609	JPMorgan Chase Bank, N.A.
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	121,814	—	121,814	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	109,707	—	109,707	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	239,768	—	239,768	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	110,764	—	110,764	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	83,344	—	83,344	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	24,546	—	24,546	Goldman Sachs International
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	195,727	—	195,727	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,450,812	—	1,450,812	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	287,436	—	287,436	HSBC Bank USA, N.A.
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	284,817	(3,100)	287,917	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	57,769	—	57,769	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	175,253	—	175,253	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	146,339	(290)	146,629	Goldman Sachs International
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	186,660	—	186,660	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	62,664	—	62,664	HSBC Bank USA, N.A.
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	31,097	—	31,097	HSBC Bank USA, N.A.
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	12,233	—	12,233	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	104,612	(125)	104,737	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	$ 52,974	$ —	$ 52,974	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	50,409	(11)	50,420	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	114,669	—	114,669	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	48,734	—	48,734	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	41,910	—	41,910	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	192,209	—	192,209	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	39,572	—	39,572	Citibank, N.A.
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	93,386	(6)	93,392	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	291,939	18	291,921	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	378,688	9	378,679	Morgan Stanley & Co. International PLC
THB	550,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	54,472	—	54,472	Citibank, N.A.
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	170,051	—	170,051	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	73,705	—	73,705	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	85,019	—	85,019	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	173,000	05/07/25	0.795%(S)	6 Month BKIBOR(2)(S)	$ 27,245	$ 25	$ 27,220	HSBC Bank USA, N.A.
THB	23,000	05/29/30	1.000%(S)	6 Month BKIBOR(2)(S)	3,763	—	3,763	Goldman Sachs International
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	8,651	—	8,651	Barclays Bank PLC
	4,100	05/20/50	0.910%(Q)	1 Week MUNIPSA(2)(Q)	209,611	—	209,611	Citibank, N.A.
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(69,918)	—	(69,918)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(29,485)	—	(29,485)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	131,117	—	131,117	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	144,370	—	144,370	Deutsche Bank AG
					$12,152,807	$(3,477)	$12,156,284

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).